UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds

30 June

2021

Nuveen Equity Funds

Fund Name	Class A	Class C	Class R3	Class R6	Class I
Nuveen Global Infrastructure Fund	FGIAX	FGNCX	FGNRX	FGIWX	FGIYX
Nuveen Global Real Estate Securities Fund	NGJAX	NGJCX	—	NGJFX	NGJIX
Nuveen Real Asset Income Fund	NRIAX	NRICX	—	NRIFX	NRIIX
Nuveen Real Estate Securities Fund	FREAX	FRLCX	FRSSX	FREGX	FARCX

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

Semiannual Report

Life is Complex.

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your email!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial professional or brokerage account.

or

www.nuveen.com/client-access

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Table

of Contents

Chair’s Letter to Shareholders

Dear Shareholders,

More than a year has passed since the World Health Organization declared COVID-19 a global pandemic in March 2020, resulting in a year marked by a global economic downturn, financial market turbulence and some immeasurable losses of life. Although the health crisis persists, with the widespread distribution of vaccines in the U.S. and extraordinary economic interventions by governments and central banks around the world, we collectively look forward to what our “new normal” might be.

Global economic activity has continued to rebound, driving both gross domestic product growth and inflation higher, especially in the U.S. Vaccinations have enabled a further reopening of economies while governments and central banks have taken extraordinary measures to support the recoveries. To extend relief programs enacted earlier in the crisis, the U.S. government passed $900 billion in aid to individuals and businesses in late December 2020. Another $1.9 trillion relief package was signed into law in March 2021, providing extended unemployment benefits, direct payments to individuals and families, assistance to state and local municipalities, grants to education and public health, and other support. Currently, Congress is working on an infrastructure spending plan, although its final shape and whether it passes remains to be seen. The U.S. Federal Reserve (Fed) and other central banks around the world have upgraded their economic forecasts but remain committed to sustaining the recovery by maintaining accommodative monetary conditions. However, as economies have reopened, the surge in consumer demand has outpaced supply chain capacity, resulting in a jump in inflation indicators in recent months. Whether inflation persists is a subject of debate by economists and some market observers, while the Fed and other central banks believe it to be more transitory.

While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue. Markets are closely monitoring central bank signals, particularly if inflation remains elevated, as a sooner-than-expected shift to monetary tightening could slow the economic recovery. Additionally, COVID-19 cases are rising again, as more virulent strains such as the delta variant have spread, both case counts and hospitalizations are rising, and vaccination rollouts have been uneven around the country and around the world. The recovery hinges on controlling the virus, and estimates vary considerably on when economic activity might be fully restored and what level of public inoculation would be sufficient to contain the spread of the virus, particularly in light of new variants. On the political front, the Biden administration’s full policy agenda and the potential for Congressional gridlock remain to be seen, either of which could cause investment outlooks to shift. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.

If you have concerns about what’s coming next, it may be an opportune time to assess your portfolio. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth

Chair of the Board

August 23, 2021

Important Semiannual Shareholder Report Notice

For Shareholders of

Nuveen Global Infrastructure Fund

Nuveen Global Real Estate Securities Fund

Nuveen Real Asset Income Fund

Nuveen Real Estate Securities Fund

Semiannual Shareholder Report for the period ending June 30, 2021

Beginning with this semiannual shareholder report, the Funds will only include portfolio manager commentaries in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s December 31, 2020 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section within this report and the Fund’s most recent prospectus at www.nuveen.com.

For average annual total returns as of the end of this reporting period, please refer to the Fund Performance and Expense Ratios section within this report.

Risk Considerations and Dividend Information

Risk Considerations

Nuveen Global Infrastructure Fund

Mutual fund investing involves risk; principal loss is possible. Concentration in infrastructure-related securities involves sector risk and concentration risk, particularly greater exposure to adverse economic, regulatory, political, legal, liquidity, and tax risks associated with master limited partnerships (MLPs) and real estate investment trusts (REITS). Foreign investments involve additional risks including currency fluctuations and economic and political instability. These risks are magnified in emerging markets. Common stocks are subject to market risk or the risk of decline. Small- and mid-cap stocks are subject to greater price volatility. The use of derivatives involves substantial financial risks and transaction costs. The Fund’s potential investment in other investment companies means shareholders bear their proportionate share of fund expenses and indirectly, the expenses of other investment companies. Fund investments in exchange trade funds (ETFs) may involve tracking error. Preferred securities may involve greater credit risk than other debt instruments.

Nuveen Global Real Estate Securities Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The real estate industry is greatly affected by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as active management, derivatives, preferred security, and, small and mid-cap risks, are described in detail in the Fund’s prospectus.

Nuveen Real Asset Income Fund

Mutual fund investing involves risk; principal loss is possible. Equity investments such as those held by the Fund are subject to market risk, call risk, derivatives risk, other investment companies risk, common stock risk, and tax risks associated with master limited partnerships (MLPs). Concentration in specific sectors may involve greater risk and volatility than more diversified investments: real estate sector involves the risk of exposure to economic downturns and changes in real estate values, rents, property taxes, interest rates and tax laws; infrastructure-related securities may involve greater exposure to adverse economic, regulatory, political, legal, and other changes affecting such securities. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity, and differing legal and accounting standards. These risks are magnified in emerging markets. Investments in small- and mid-cap companies are subject to greater volatility. In addition, the Fund will bear its proportionate share of any fees and expenses paid by the exchange trade funds (ETFs) in which it invests.

Debt or fixed income securities such as those held by the Fund are subject to market risk, credit risk, interest rate risk and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments.

Nuveen Real Estate Securities Fund

Mutual fund investing involves risk; principal loss is possible. Common stocks and REITs such as those held in the Fund involve market risk, concentration risk, sector risk, and non-diversification risk. The real estate industry is greatly affected by economic downturns that may persist as well as changes in property values, taxes, and regulatory developments. Foreign investments involve additional risks including currency fluctuations, and economic or political instability. These risks are magnified in emerging markets. The use of derivatives involves substantial financial risks and transaction costs. Small cap stocks may experience more volatility than large cap stocks.

Risk Considerations and Dividend Information (continued)

Dividend Information

Regular dividends are declared and distributed annually for Nuveen Global Infrastructure Fund, declared daily and distributed monthly for Nuveen Real Asset Income Fund and declared and distributed quarterly for Nuveen Global Real Estate Securities Fund and Nuveen Real Estate Securities Fund. To permit a Fund to maintain a more stable dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income it actually earned during the period.

In certain instances, a portion of each Fund’s distributions may be paid from sources or comprised of elements other than ordinary income, including capital gains and/or a return of capital. This is generally due to the fact that the tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Fund’s portfolio. Distributions received from certain securities in which the Fund invests, most notably real estate investment trust (REIT) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security typically reports the tax character of its distributions only once per year, generally during the first two months of the following calendar year. The full amount of the distributions received from such securities is included in the Fund’s ordinary income during the course of the year until such time the Fund is notified by the issuer of the actual tax character. To the extent that at the time of a particular distribution the Fund estimates that a portion of that distribution is attributable to a source or sources other than ordinary income, the Fund would send shareholders a notice to that effect. The final determination of the sources and tax character of all distributions for the fiscal year is made after the end of the fiscal year.

Additional Dividend Information for Nuveen Global Real Estate Securities Fund, Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund

Nuveen Global Real Estate Securities Fund, Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund seek to pay regular dividends at a rate that reflects the cash flow received from each Fund’s investments in portfolio securities. Fund distributions are not intended to include expected portfolio appreciation; however, the Funds invest in securities that make payments which ultimately may be fully or partially characterized for tax purposes by the securities’ issuers as gains or return of capital. While the reported sources of distributions may include capital gains and/or return of capital for tax purposes, the Funds intend to distribute only the net cash flow received as opposed to a distribution rate based on long-term total return. This tax treatment will generally “flow through” to the Funds’ distributions, but the specific tax treatment is often not known with certainty until after the end of the Funds’ tax year. As a result, certain portions of the regular distributions by Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund throughout the year were later re-characterized for tax purposes as either long-term gains (both realized and unrealized), or as a non-taxable return of capital, as set forth in each Fund’s table below. Nuveen Global Real Estate Securities Fund did not have any such distribution re-characterizations.

Nuveen Real Asset Income Fund – Data as of June 30, 2021

Calendar Year 2021
		Estimated Percentage of the Distribution			Estimated Per Share Amounts
Share Class	Ticker Symbol	Net Investment Income	Realized Gains	Return of Capital	Distributions	Net Investment Income	Realized Gains	Return of Capital
Class A	NRIAX	100.0%	0.0%	0.0%	$0.4710	$0.4710	$0.0000	$0.0000
Class C	NRICX	100.0%	0.0%	0.0%	$0.3880	$0.3880	$0.0000	$0.0000
Class R6	NRIFX	100.0%	0.0%	0.0%	$0.5095	$0.5095	$0.0000	$0.0000
Class I	NRIIX	100.0%	0.0%	0.0%	$0.4990	$0.4990	$0.0000	$0.0000

Nuveen Real Estate Securities Fund – Data as of June 30, 2021(1)

Calendar Year 2021
		Estimated Percentage of the Distribution			Estimated Per Share Amounts
Share Class	Ticker Symbol	Net Investment Income	Realized Gains	Return of Capital	Distributions	Net Investment Income	Realized Gains	Return of Capital
Class A	FREAX	62.5%	37.5%	0.0%	$0.1684	$0.1052	$0.0632	$0.0000
Class C	FRLCX	17.6%	82.4%	0.0%	$0.0902	$0.0158	$0.0744	$0.0000
Class R3	FRSSX	33.5%	66.5%	0.0%	$0.0744	$0.0249	$0.0495	$0.0000
Class R6	FREGX	69.0%	31.0%	0.0%	$0.2182	$0.1505	$0.0677	$0.0000
Class I	FARCX	67.0%	33.0%	0.0%	$0.1971	$0.1321	$0.0650	$0.0000

(1)	The Fund owns REIT securities which attribute their distributions to various sources, including net investment income, gains and return of capital.

These estimates should not be used for tax reporting purposes, and the distribution sources may differ for financial reporting than for tax reporting. The final determination of the tax characteristics of all distributions paid in 2021 will be made in early 2022 and reported to you on Form 1099-DIV. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com.

Fund Performance and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.

Fund Performance

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at NAV only.

Expense Ratios

The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.

Fund Performance and Expense Ratios (continued)

Nuveen Global Infrastructure Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratios

		Total Returns as of June 30, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	12/17/07	5.56%	18.49%	6.70%	7.54%	1.35%	1.22%
Class A Shares at maximum Offering Price	12/17/07	(0.52)%	11.73%	5.43%	6.91%	—	—
S&P Global Infrastructure Index (Net)	—	4.99%	22.22%	5.28%	5.27%	—	—
Lipper Global Infrastructure Funds Classification Average	—	7.68%	21.94%	7.11%	7.61%	—	—

Class C Shares	11/03/08	5.15%	17.57%	5.88%	6.89%	2.10%	1.97%
Class I Shares	12/17/07	5.67%	18.82%	6.96%	7.80%	1.10%	0.97%

		Total Returns as of June 30, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class R6 Shares	6/30/16	5.66%	18.85%	7.08%	7.08%	1.01%	0.88%

*

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years (ten years prior to March 1, 2021) after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

**

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.

Fund Performance and Expense Ratios (continued)

Nuveen Global Real Estate Securities Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratios

		Total Returns as of June 30, 2021*
		Cumulative	Average Annual		Expense Ratios**
	Inception Date	6-Month	1-Year	Since Inception	Gross	Net
Class A Shares at NAV	3/20/18	15.37%	31.90%	11.62%	2.45%	1.30%
Class A Shares at maximum Offering Price	3/20/18	8.74%	24.32%	9.62%	—	—
FTSE EPRA/Nareit Developed Index (Net)	—	15.50%	33.55%	7.53%	—	—
Lipper Global Real Estate Funds Classification Average	—	15.70%	33.50%	9.40%	—	—

Class C Shares	3/20/18	14.95%	30.93%	10.79%	3.20%	2.05%
Class R6 Shares	3/20/18	15.54%	32.35%	11.98%	2.15%	1.00%
Class I Shares	3/20/18	15.56%	32.28%	11.91%	2.20%	1.05%

*

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically converts to Class A shares eight years (ten years prior to March 1, 2021) after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

**

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.09% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Fund Performance and Expense Ratios (continued)

Nuveen Real Asset Income Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratios

		Total Returns as of June 30, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class A Shares at NAV	9/13/11	7.87%	22.82%	5.80%	7.83%	1.16%	1.16%
Class A Shares at maximum Offering Price	9/13/11	1.67%	15.76%	4.55%	7.18%	—	—
Bloomberg Barclays U.S. Corporate High Yield Bond Index	—	3.62%	15.37%	7.48%	7.20%	—	—
Real Asset Income Custom Blended Fund Performance Benchmark[1]	—	6.84%	22.05%	6.32%	7.55%	—	—
Lipper Real Return Funds Classification Average	—	12.92%	29.20%	5.66%	3.29%	—	—

Class C Shares	9/13/11	7.44%	21.90%	5.00%	7.18%	1.91%	1.91%
Class R6 Shares	6/30/16	8.05%	23.25%	6.16%	6.16%	0.82%	0.81%
Class I Shares	9/13/11	8.00%	23.17%	6.06%	8.10%	0.91%	0.91%

*

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years (ten years prior to March 1, 2021) after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

**

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of trustees of the Fund.

1

The Real Asset Income Custom Blended Fund Performance Benchmark consists of: 1) 25% of the return of the Financial Times Stock Exchange – European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/Nareit) Developed Index (Net), 2) 22% of the return of the S&P Global Infrastructure Index (Net), 3) 20% of the return of the ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 20% of the Bloomberg Barclays U.S. Corporate High Yield Bond Index and 5) 13% of the return of the Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE Nareit) Preferred Stock Index.

Fund Performance and Expense Ratios (continued)

Nuveen Real Estate Securities Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratios

		Total Returns as of June 30, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	9/29/95	19.72%	31.77%	5.91%	8.87%	1.30%	1.22%
Class A Shares at maximum Offering Price	9/29/95	12.85%	24.18%	4.67%	8.23%	—	—
MSCI U.S. REIT Index	—	21.80%	38.05%	6.32%	9.38%	—	—
Lipper Real Estate Funds Classification Average	—	19.95%	35.24%	7.07%	9.07%	—	—

Class C Shares	2/01/00	19.25%	30.84%	5.13%	8.22%	2.05%	1.97%
Class I Shares	6/30/95	19.84%	32.09%	6.18%	9.14%	1.05%	0.97%

		Total Returns as of June 30, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class R6 Shares	4/30/13	19.92%	32.29%	6.35%	7.79%	0.90%	0.82%

*

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years (ten years prior to March 1, 2021) after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

**

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.97% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2023 only with the approval of the Board of Directors of the Fund.

Holding Summaries    as of June 30, 2021

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Nuveen Global Infrastructure Fund

Fund Allocation

(% of net assets)

Common Stocks	87.4%

Real Estate Investment Trust Common Stocks	9.8%

Investment Companies	0.3%

Repurchase Agreements	2.0%

Other Assets Less Liabilities	0.5%

Net Assets	100%

Top Five Common Stock & Real Estate Investment Trust

Common Stock Holdings

(% of net assets)

American Tower Corp	5.3%

NextEra Energy Inc	4.0%

TC Energy Corp	3.7%

Enbridge Inc	3.2%

Transurban Group	3.2%

Portfolio Composition

(% of net assets)

Transportation Infrastructure	26.0%

Electric Utilities	17.1%

Oil, Gas & Consumable Fuels	16.4%

Specialized	9.6%

Multi-Utilities	9.2%

Road & Rail	5.1%

Other[2]	13.8%

Investment Companies	0.3%

Repurchase Agreements	2.0%

Other Assets Less Liabilities	0.5%

Net Assets	100%

Country Allocation¹

(% of net assets)

United States	45.2%

Canada	8.7%

Australia	7.8%

France	7.4%

Spain	6.3%

Italy	5.7%

Mexico	3.5%

Germany	2.3%

New Zealand	2.0%

Japan	1.6%

Other	9.0%

Other Assets Less Liabilities	0.5%

Net Assets	100%

1	Includes 6.6% (as a percentage of net assets) in emerging market countries.

2	See Portfolio of Investments for details on “other” Portfolio Composition.

Nuveen Global Real Estate Securities Fund

Fund Allocation

(% of net assets)

Real Estate Investment Trust Common Stocks	75.9%

Common Stocks	23.4%

Repurchase Agreements	1.3%

Other Assets Less Liabilities	(0.6)%

Net Assets	100%

Top Five Common Stock & Real Estate Investment Trust

Common Stock Holdings

(% of net assets)

Prologis Inc	4.2%

Equinix Inc	2.9%

Public Storage	2.5%

American Tower Corp	2.4%

Simon Property Group Inc	2.3%

Portfolio Composition

(% of net assets)

Real Estate Management & Development	20.5%

Specialized	15.4%

Residential	12.3%

Industrial	12.3%

Retail	11.2%

Diversified	8.7%

Office	7.5%

Health Care	5.7%

Other	5.7%

Repurchase Agreements	1.3%

Other Assets Less Liabilities	(0.6)%

Net Assets	100%

Country Allocation¹

(% of net assets)

United States	54.4%

Japan	11.0%

Germany	7.3%

Hong Kong	5.1%

United Kingdom	4.7%

Australia	3.3%

Singapore	3.2%

Canada	3.1%

Sweden	2.4%

France	1.3%

Other	4.8%

Other Assets Less Liabilities	(0.6)%

Net Assets	100%

1	Includes 1.4% (as a percentage of net assets) in emerging market countries.

Holding Summaries as of June 30, 2021 (continued)

Nuveen Real Asset Income Fund

Fund Allocation

(% of net assets)

Common Stocks	25.0%

Real Estate Investment Trust Common Stocks	23.4%

Corporate Bonds	15.0%

$25 Par (or similar) Retail Preferred	14.2%

$1,000 Par (or similar) Institutional Preferred	10.0%

Convertible Preferred Securities	6.8%

Investment Companies	0.6%

Convertible Bonds	0.6%

Variable Rate Senior Loan Interests	0.4%

Asset-Backed Securities	0.3%

Investments Purchased with Collateral from Securities Lending	0.4%

Repurchase Agreements	2.1%

Other Assets Less Liabilities	1.2%

Net Assets	100%

Top Five Common Stock & Real Estate Investment Trust

Common Stock Holdings

(% of net assets)

Williams Cos Inc	1.8%

Simon Property Group Inc	1.2%

SSE PLC	1.1%

MGM Growth Properties LLC	1.0%

Enterprise Products Partners LP	0.9%

Portfolio Composition

(% of net assets)

Electric Utilities	14.4%

Oil, Gas & Consumable Fuels	13.4%

Equity Real Estate Investment Trust	10.6%

Multi-Utilities	7.9%

Real Estate Management & Development	5.8%

Retail	5.7%

Gas Utilities	4.1%

Diversified	3.8%

Office	3.7%

Industrial	3.3%

Health Care	3.1%

Other[2]	19.6%

Investment Companies	0.6%

Asset-Backed Securities	0.3%

Investments Purchased with Collateral from Securities Lending	0.4%

Repurchase Agreements	2.1%

Other Assets Less Liabilities	1.2%

Net Assets	100%

Country Allocation¹

(% of net assets)

United States	53.4%

Canada	14.1%

Australia	4.9%

United Kingdom	3.8%

Singapore	3.0%

Spain	2.9%

Hong Kong	2.2%

Italy	1.6%

Germany	1.3%

France	1.3%

Other	10.3%

Other Assets Less Liabilities	1.2%

Net Assets	100%

1	Includes 6.6% (as a percentage of net assets) in emerging market countries.

2	See Portfolio of Investments for details on “other” Portfolio Composition.

Nuveen Real Estate Securities Fund

Fund Allocation

(% of net assets)

Real Estate Investment Trust Common Stocks	98.2%

Common Stocks	0.9%

Repurchase Agreements	1.0%

Other Assets Less Liabilities	(0.1)%

Net Assets	100%

Portfolio Composition

(% of net assets)

Specialized	26.0%

Residential	18.5%

Industrial	13.4%

Retail	12.7%

Office	10.1%

Health Care	9.5%

Other	8.9%

Repurchase Agreements	1.0%

Other Assets Less Liabilities	(0.1)%

Net Assets	100%

Top Five Common Stock & Real Estate Investment Trust

Common Stock Holdings

(% of net assets)

Prologis Inc	7.9%

Equinix Inc	5.4%

Public Storage	4.7%

American Tower Corp	4.5%

Simon Property Group Inc	4.3%

Expense Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended June 30, 2021.

The beginning of the period is January 1, 2021.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Global Infrastructure Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,055.61	$1,051.52	$1,056.57	$1,056.72
Expenses Incurred During the Period	$6.17	$9.97	$4.49	$4.90
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.79	$1,015.08	$1,020.43	$1,020.03
Expenses Incurred During the Period	$6.06	$9.79	$4.41	$4.81

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.21%, 1.96%, 0.88%, and 0.96% for Classes A, C, R6, and I respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Global Real Estate Securities Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,153.72	$1,149.50	$1,155.44	$1,155.60
Expenses Incurred During the Period	$6.89	$10.93	$5.02	$5.56
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.40	$1,014.63	$1,020.13	$1,019.64
Expenses Incurred During the Period	$6.46	$10.24	$4.71	$5.21

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.29%, 2.05%, 0.94% and 1.04% for Classes A, C, R6, and I respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Real Asset Income Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,078.69	$1,074.39	$1,080.48	$1,079.98
Expenses Incurred During the Period	$5.88	$9.72	$4.18	$4.59
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.14	$1,015.42	$1,020.78	$1,020.38
Expenses Incurred During the Period	$5.71	$9.44	$4.06	$4.46

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.14%, 1.89%, 0.81% and 0.89% for Classes A, C, R6, and I respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Real Estate Securities Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,197.20	$1,192.46	$1,199.22	$1,198.45
Expenses Incurred During the Period	$6.92	$11.04	$4.80	$5.56
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.50	$1,014.73	$1,020.43	$1,019.74
Expenses Incurred During the Period	$6.36	$10.14	$4.41	$5.11

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.27%, 2.03%, 0.88% and 1.02% for Classes A, C, R6, and I respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Global Infrastructure Fund

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.5%

	COMMON STOCKS – 87.4%

	Commercial Services & Supplies – 2.7%

281,322	Biffa PLC, 144A, (2)	$1,264,746

48,772	Casella Waste Systems Inc, (2)	3,093,608

1,225,128	China Everbright Environment Group Ltd, (3)	694,269

19,478	GFL Environmental Inc	621,738

26,815	Republic Services Inc	2,949,918

44,296	Waste Connections Inc	5,290,271

26,368	Waste Management Inc	3,694,420
	Total Commercial Services & Supplies	17,608,970

	Construction & Engineering – 3.8%

14,933	Ameresco Inc, (2)	936,598

69,328	Eiffage SA, (3)	7,061,514

59,790	Ferrovial SA, (3)	1,757,133

139,363	Vinci SA, (3)	14,897,602
	Total Construction & Engineering	24,652,847

	Diversified Financial Services – 0.2%

849,233	Cordiant Digital Infrastructure Ltd, 144A, (2)	1,245,229

	Diversified Telecommunication Services – 3.3%

97,847	Cellnex Telecom SA, 144A, (3)	6,240,803

1,096,952	HKBN Ltd	1,328,046

644,877	Infrastrutture Wireless Italiane SpA, 144A, (3)	7,282,246

3,447,822	NetLink NBN Trust, (3)	2,437,241

85,997	Radius Global Infrastructure Inc, (2)	1,246,956

88,892	Vantage Towers AG, (2)	2,862,765
	Total Diversified Telecommunication Services	21,398,057

	Electric Utilities – 17.1%

329,329	Alupar Investimento SA	1,746,693

1,424,253	AusNet Services Ltd, (3)	1,866,725

327,241	CK Infrastructure Holdings Ltd, (3)	1,949,348

78,528	Duke Energy Corp	7,752,284

568,894	EDP – Energias de Portugal SA	3,015,311

7,548	Elia Group SA/NV, (3)	796,740

45,416	Endesa SA, (3)	1,102,509

674,929	Enel SpA, (3)	6,272,026

51,578	Entergy Corp	5,142,327

Shares	Description (1)	Value

	Electric Utilities (continued)

67,567	Evergy Inc	$4,083,074

28,826	Eversource Energy	2,312,998

790,477	Iberdrola SA, (3)	9,639,594

360,323	NextEra Energy Inc	26,404,469

47,304	Orsted AS, 144A, (3)	6,639,653

464,388	Power Grid Corp of India Ltd, (3)	1,453,831

225,878	Southern Co/The	13,667,878

354,032	Spark Infrastructure Group, (3)	596,967

42,580	SSE PLC, (3)	884,334

1,034,116	Terna SPA, (3)	7,712,111

138,089	Xcel Energy Inc	9,097,303
	Total Electric Utilities	112,136,175

	Gas Utilities – 0.4%

45,524	AltaGas Ltd	955,578

40,692	China Resources Gas Group Ltd, (3)	244,038

18,691	Enagas SA, (3)	432,004

197,162	Snam SpA, (3)	1,140,533
	Total Gas Utilities	2,772,153

	Independent Power & Renewable Electricity Producers – 1.1%

19,141	Brookfield Renewable Corp	802,774

105,144	Clearway Energy Inc	2,784,213

31,665	Corp ACCIONA Energias Renovables SA, (2)	1,003,626

38,903	EDP Renovaveis SA	901,365

7,312	NextEra Energy Partners LP	558,344

162,456	Omega Geracao SA, (2)	1,241,169
	Total Independent Power & Renewable Electricity Producers	7,291,491

	Industrial Conglomerates – 0.2%

808,021	Sembcorp Industries Ltd, (3)	1,288,844

	IT Services – 0.2%

6,144	GDS Holdings Ltd, ADR, (2)	482,243

116,804	NEXTDC Ltd, (2), (3)	1,039,402
	Total IT Services	1,521,645

	Machinery – 0.2%

36,264	Evoqua Water Technologies Corp, (2)	1,224,998

	Media – 0.1%

1,922,305	Converge ICT Solutions Inc, (2)	893,912

	Multi-Utilities – 9.2%

5,039	ACEA SpA, (3)	116,499

243,009	CenterPoint Energy Inc	5,958,581

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	Multi-Utilities (continued)

56,590	CMS Energy Corp	$3,343,337

145,368	Dominion Energy Inc	10,694,724

55,779	DTE Energy Co	7,228,958

535,210	Engie SA, (3)	7,339,104

421,759	EON SE, (3)	4,879,612

132,242	Iren SpA, (3)	377,426

12,052	National Grid PLC, Sponsored ADR	770,605

163,040	NiSource Inc	3,994,480

129,514	RWE AG, (3)	4,695,812

13,595	Sempra Energy	1,801,066

92,757	Veolia Environnement SA, (3)	2,804,124

75,577	WEC Energy Group Inc	6,722,574
	Total Multi-Utilities	60,726,902

	Oil, Gas & Consumable Fuels – 16.4%

167,016	Cheniere Energy Inc, (2)	14,486,968

525,982	Enbridge Inc	21,060,319

315,446	Enterprise Products Partners LP	7,611,712

150,440	Gibson Energy Inc	2,882,341

322,364	Kinder Morgan Inc	5,876,696

17,508	Koninklijke Vopak NV, (3)	795,876

44,730	ONEOK Inc	2,488,777

163,290	Pembina Pipeline Corp	5,188,765

229,990	Plains GP Holdings LP	2,746,081

76,963	Targa Resources Corp	3,421,005

490,625	TC Energy Corp	24,277,942

624,723	Williams Cos Inc/The	16,586,396
	Total Oil, Gas & Consumable Fuels	107,422,878

	Road & Rail – 5.1%

15,428	Canadian National Railway Co	1,627,962

355,059	CSX Corp	11,390,293

40,331	East Japan Railway Co, (3)	2,876,166

22,629	Kansas City Southern	6,412,380

15,025	Norfolk Southern Corp	3,987,785

33,101	Union Pacific Corp	7,279,903
	Total Road & Rail	33,574,489

	Transportation Infrastructure – 26.0%

124,821	Aena SME SA, 144A, (2), (3)	20,480,764

50,731	Aeroports de Paris, (2), (3)	6,621,997

727,938	Atlantia SpA, (2), (3)	13,217,903

1,825,807	Atlas Arteria Ltd, (3)	8,721,908

Shares	Description (1)	Value

	Transportation Infrastructure (continued)

1,987,918	Auckland International Airport Ltd, (2), (3)	$10,099,296

2,917,649	China Merchants Port Holdings Co Ltd, (3)	4,261,090

1,808,448	COSCO SHIPPING Ports Ltd, (3)	1,411,981

354,370	Enav SpA, 144A, (2), (3)	1,597,679

43,303	Flughafen Wien AG, (2), (3)	1,506,659

53,782	Flughafen Zurich AG, (2), (3)	8,903,239

41,244	Fraport AG Frankfurt Airport Services Worldwide, (2), (3)	2,810,698

615,079	Getlink SE, (3)	9,605,785

126,946	Grupo Aeroportuario del Centro Norte SAB de CV, ADR, (2)	6,627,851

86,459	Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,241,603

18,940	Grupo Aeroportuario del Sureste SAB de CV, ADR, (2)	3,502,006

1,145,133	International Container Terminal Services Inc	3,840,178

65,303	Japan Airport Terminal Co Ltd, (2), (3)	2,933,626

230,551	Kamigumi Co Ltd, (3)	4,678,782

101,369	Macquarie Infrastructure Corp	3,879,392

663,787	Port of Tauranga Ltd, (3)	3,261,379

450,993	Promotora y Operadora de Infraestructura SAB de CV	3,601,111

732,487	Qube Holdings Ltd, (3)	1,741,055

3,875,587	Sydney Airport, (2), (3)	16,816,230

1,942,949	Transurban Group, (3)	20,721,702

19,609	Westshore Terminals Investment Corp	270,185
	Total Transportation Infrastructure	170,354,099

	Water Utilities – 1.4%

20,146	American Water Works Co Inc	3,105,103

1,713,720	Guangdong Investment Ltd, (3)	2,461,438

8,935	Pennon Group PLC, (3)	140,416

93,527	Severn Trent PLC, (3)	3,237,691

24,041	United Utilities Group PLC, (3)	324,486
	Total Water Utilities	9,269,134
	Total Common Stocks (cost $470,628,497)	573,381,823

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 9.8%

	Health Care – 0.1%

263,171	Parkway Life Real Estate Investment Trust	$898,308

	Mortgage – 0.1%

5,261	Hannon Armstrong Sustainable Infrastructure Capital Inc	295,405

	Specialized – 9.6%

128,496	American Tower Corp	34,711,910

3,397	CoreSite Realty Corp	457,236

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)			Value

	Specialized (continued)

29,211	Crown Castle International Corp			$5,699,066

14,631	CyrusOne Inc			1,046,409

19,812	Digital Realty Trust Inc			2,980,914

4,784	Equinix Inc			3,839,638

44,654	SBA Communications Corp			14,231,230
	Total Specialized			62,966,403
	Total Real Estate Investment Trust Common Stocks (cost $53,528,877)			64,160,116

Shares	Description (1)			Value

	INVESTMENT COMPANIES – 0.3%

541,815	3i Infrastructure PLC			$2,234,501
	Total Investment Companies (cost $1,982,034)			2,234,501
	Total Long-Term Investments (cost $526,139,408)			639,776,440

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.0%

	REPURCHASE AGREEMENTS – 2.0%

$13,101	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/21, repurchase price $13,100,988, collateralized by $14,912,600, U.S. Treasury Bonds, 1.375%, due 11/15/40, value $13,363,088	0.000%	7/01/21	$13,100,988
	Total Short-Term Investments (cost $13,100,988)			13,100,988
	Total Investments (cost $539,240,396) – 99.5%			652,877,428
	Other Assets Less Liabilities – 0.5%			3,279,921
	Net Assets – 100%			$656,157,349

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Nuveen Global Real Estate Securities Fund

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 75.9%

	Diversified – 8.7%

61	Activia Properties Inc, (2)	$288,750

3,962	Broadstone Net Lease Inc	92,750

70	Daiwa House REIT Investment Corp, (2)	205,987

769	Empire State Realty Trust Inc	9,228

3,249	Essential Properties Realty Trust Inc	87,853

2,183	Gecina SA, (2)	334,461

55,965	GPT Group/The, (2)	204,728

4,487	H&R Real Estate Investment Trust	57,915

52	Heiwa Real Estate REIT Inc, (2)	81,828

213	Hulic Reit Inc, (2)	358,490

41	Kenedix Office Investment Corp, (2)	288,754

60,959	Land Securities Group PLC, (2)	568,910

126,139	LondonMetric Property PLC, (2)	403,498

221,665	LXI REIT Plc, (2)	408,685

307,586	Mapletree North Asia Commercial Trust, (2)	237,946

48,347	Merlin Properties Socimi SA, (2)	500,240

89,854	Mirvac Group, (2)	195,914

113	Nomura Real Estate Master Fund Inc, (2)	180,849

1,939	PS Business Parks Inc	287,127

371	Star Asia Investment Corp, (2)	207,300

73,094	Stockland, (2)	254,531

129	Tokyu REIT Inc, (2)	237,630

10,292	VEREIT Inc	472,711

1,974	Washington Real Estate Investment Trust	45,402

1,992	WP Carey Inc	148,643
	Total Diversified	6,160,130

	Health Care – 5.7%

2,174	Aedifica SA, (2)	287,189

9,026	CareTrust REIT Inc	209,674

6,318	Healthcare Realty Trust Inc	190,804

10,700	Healthcare Trust of America Inc	285,690

10,095	Healthpeak Properties Inc	336,063

16,742	Medical Properties Trust Inc	336,514

15,216	NorthWest Healthcare Properties Real Estate Investment Trust	156,260

4,181	Omega Healthcare Investors Inc	151,729

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

3,287	Sabra Health Care REIT Inc	$59,823

17,668	Ventas Inc	1,008,843

12,071	Welltower Inc	1,003,100
	Total Health Care	4,025,689

	Hotels – 2.7%

15,994	Apple Hospitality REIT Inc	244,068

15,790	Host Hotels & Resorts Inc, (3)	269,851

200	Japan Hotel REIT Investment Corp, (2)	119,740

8,981	MGM Growth Properties LLC	328,884

8,244	Pebblebrook Hotel Trust	194,146

9,990	RLJ Lodging Trust	152,148

2,227	Ryman Hospitality Properties Inc, (3)	175,844

20,301	Summit Hotel Properties Inc, (3)	189,408

15,087	Sunstone Hotel Investors Inc, (3)	187,381

3,620	Xenia Hotels & Resorts Inc, (3)	67,803
	Total Hotels	1,929,273

	Industrial – 12.3%

7,890	Americold Realty Trust	298,636

89,187	Ascendas Real Estate Investment Trust, (2)	195,990

50,916	Centuria Industrial REIT, (2)	141,792

17,633	Deutsche Industrie REIT AG	358,578

28,184	Dream Industrial Real Estate Investment Trust	347,412

11,934	Duke Realty Corp	565,075

953	EastGroup Properties Inc	156,721

9	ESR-REIT, (2)	3

1,116	First Industrial Realty Trust Inc	58,289

318,786	Frasers Logistics & Commercial Trust, (2)	341,761

122	GLP J-Reit	210,407

9,015	Goodman Group, (2)	142,668

3,061	Granite Real Estate Investment Trust	203,672

263	LaSalle Logiport REIT	444,114

26,199	Lexington Realty Trust	313,078

168,003	Mapletree Industrial Trust, (2)	353,734

14	Mitsubishi Estate Logistics REIT Investment Corp	61,938

33	Mitsui Fudosan Logistics Park Inc	175,850

69	Nippon Prologis REIT Inc, (2)	219,428

25,208	Prologis Inc	3,013,112

4,759	Rexford Industrial Realty Inc	271,025

29,868	Segro PLC, (2)	452,150

122	Summit Industrial Income REIT	1,749

Shares	Description (1)	Value

	Industrial (continued)

6,147	Terreno Realty Corp	$396,604
	Total Industrial	8,723,786

	Mortgage – 0.1%

1,500	Blackstone Mortgage Trust Inc	47,835

289	Hannon Armstrong Sustainable Infrastructure Capital Inc	16,227
	Total Mortgage	64,062

	Office – 7.5%

5,347	Alexandria Real Estate Equities Inc	972,833

3,123	Boston Properties Inc	357,865

7,706	Columbia Property Trust Inc	134,007

10,280	Corporate Office Properties Trust	287,737

2,066	Cousins Properties Inc	75,987

31	Daiwa Office Investment Corp, (2)	215,499

10,175	Douglas Emmett Inc	342,084

7,326	Dream Office Real Estate Investment Trust	135,693

4,355	Easterly Government Properties Inc	91,803

433	Franklin Street Properties Corp	2,278

129,502	GDI Property Group, (2)	108,736

14,703	Great Portland Estates PLC, (2)	144,144

1,057	Highwoods Properties Inc	47,745

1,945	Hudson Pacific Properties Inc	54,110

68	Ichigo Office REIT Investment Corp, (2)	60,395

80	Japan Excellent Inc, (2)	114,098

9,995	JBG SMITH Properties	314,942

3,985	Kilroy Realty Corp	277,515

4,820	Mack-Cali Realty Corp	82,663

61	Nippon Building Fund Inc, (2)	380,064

2,781	NSI NV	107,336

21	Orix JREIT Inc, (2)	40,314

30,339	Paramount Group Inc	305,514

12,068	Piedmont Office Realty Trust Inc	222,896

174,984	Precinct Properties New Zealand Ltd, (2)	195,660

288	SL Green Realty Corp	23,040

5,109	Vornado Realty Trust	238,437
	Total Office	5,333,395

	Residential – 12.3%

50	Advance Residence Investment Corp, (2)	166,558

3,424	American Campus Communities Inc	159,969

13,596	American Homes 4 Rent	528,205

2,409	Apartment Income REIT Corp	114,259

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	Residential (continued)

2,710	AvalonBay Communities Inc	$565,550

4,331	Boardwalk Real Estate Investment Trust	142,829

3,981	BSR Real Estate Investment Trust	52,589

1,729	Camden Property Trust	229,386

3,570	Canadian Apartment Properties REIT	167,383

1,997	Centerspace	157,563

1,082	Equity LifeStyle Properties Inc	80,403

9,322	Equity Residential	717,794

2,741	Essex Property Trust Inc	822,327

21,426	Invitation Homes Inc	798,976

14,012	Killam Apartment Real Estate Investment Trust	229,125

4,188	Mid-America Apartment Communities Inc	705,343

2,421	NexPoint Residential Trust Inc	133,107

68	Nippon Accommodations Fund Inc, (2)	392,090

5,769	Sun Communities Inc	988,807

19,313	UDR Inc	945,951

27,862	UNITE Group PLC/The	413,936

4,549	Xior Student Housing NV	274,014
	Total Residential	8,786,164

	Retail – 11.2%

2,332	Acadia Realty Trust	51,211

2,792	Agree Realty Corp	196,808

14,544	Brixmor Property Group Inc	332,912

236,359	CapitaLand China Trust, (2)	241,036

1,361	Federal Realty Investment Trust	159,468

126,559	Fortune Real Estate Investment Trust, (2)	135,591

233,538	Frasers Centrepoint Trust, (2)	422,735

80	Kenedix Retail REIT Corp, (2)	216,327

17,001	Kimco Realty Corp	354,471

900	Kite Realty Group Trust	19,809

5,036	Klepierre SA, (2)	129,746

57,127	Link REIT, (2)	552,723

8,436	National Retail Properties Inc	395,480

7,174	Realty Income Corp	478,793

6,202	Regency Centers Corp	397,362

14,318	Retail Properties of America Inc	163,941

18,468	RioCan Real Estate Investment Trust	328,956

8,868	RPT Realty	115,107

61,863	Scentre Group, (2)	126,591

110,586	Shopping Centres Australasia Property Group, (2)	207,913

Shares	Description (1)	Value

	Retail (continued)

12,514	Simon Property Group Inc	$1,632,827

6,646	SITE Centers Corp	100,089

3,295	Spirit Realty Capital Inc	157,633

1,856	Unibail – Rodamco-Westfield, (2)	160,908

528	Unibail – Rodamco-Westfield, (2)	45,775

1,618	Urban Edge Properties	30,904

2,446	Urstadt Biddle Properties Inc	47,403

419,013	Vicinity Centres, (2)	483,105

47,980	Waypoint REIT, (2)	94,055

5,695	Weingarten Realty Investors	182,639
	Total Retail	7,962,318

	Specialized – 15.4%

6,332	American Tower Corp	1,710,527

2,004	ARGAN SA, (2)	244,410

15,891	Big Yellow Group PLC, (2)	287,045

1,834	CoreSite Realty Corp	246,856

366	Crown Castle International Corp	71,407

3,412	CubeSmart	158,044

4,479	CyrusOne Inc	320,338

5,764	Digital Realty Trust Inc	867,251

2,556	Equinix Inc	2,051,446

1,924	Extra Space Storage Inc	315,190

9,701	Four Corners Property Trust Inc	267,845

10,325	Gaming and Leisure Properties Inc	478,357

36,224	Keppel DC REIT, (2)	67,138

4,538	Life Storage Inc	487,154

641	National Storage Affiliates Trust	32,409

121,704	National Storage REIT, (2)	180,581

3,530	PotlatchDeltic Corp	187,620

5,861	Public Storage	1,762,344

27,512	Safestore Holdings PLC	360,403

1,269	SBA Communications Corp	404,430

8,508	VICI Properties Inc	263,918

5,974	Weyerhaeuser Co	205,625
	Total Specialized	10,970,338
	Total Real Estate Investment Trust Common Stocks (cost $43,921,869)	53,955,155

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS – 23.4%

	Diversified Telecommunication Services – 1.5%

3,717	Cellnex Telecom SA, 144A, (2)	$237,075

43,153	Infrastrutture Wireless Italiane SpA, 144A, (2)	487,303

11,216	Radius Global Infrastructure Inc, (3)	162,632

5,468	Vantage Towers AG, (3)	176,097
	Total Diversified Telecommunication Services	1,063,107

	Equity Real Estate Investment Trust – 0.3%

10,960	Flagship Communities REIT	193,992

	Health Care Providers & Services – 0.3%

4,890	Chartwell Retirement Residences	52,269

11,220	Sienna Senior Living Inc	148,803
	Total Health Care Providers & Services	201,072

	Hotels, Restaurants & Leisure – 0.2%

124	Hilton Worldwide Holdings Inc, (3)	14,957

7,773	Pandox AB, (3)	129,337
	Total Hotels, Restaurants & Leisure	144,294

	Household Durables – 0.3%

4,203	PulteGroup Inc	229,358

	IT Services – 0.3%

2,035	GDS Holdings Ltd, ADR, (3)	159,727

11,277	NEXTDC Ltd, (2), (3)	100,351
	Total IT Services	260,078

	Real Estate Management & Development – 20.5%

38,527	Amot Investments Ltd, (2)	252,939

51,270	Aroundtown SA, (2)	400,020

154,254	CapitaLand Ltd, (2)	426,085

7,706	Castellum AB, (2)	196,203

1,453	Catena AB	77,794

79,160	China Resources Land Ltd, (2)	319,711

12,665	Cibus Nordic Real Estate AB, (2)	302,568

10,541	Citycon Oyj, (2)	89,777

45,745	Corp Inmobiliaria Vesta SAB de CV	89,131

30,299	Cyrela Commercial Properties SA Empreendimentos e Participacoes	72,491

23,095	DIC Asset AG, (2)	398,813

17,458	Dios Fastigheter AB, (2)	180,741

40,814	ESR Cayman Ltd, 144A, (2), (3)	137,614

2,605	Fastighets AB Balder, (2), (3)	163,302

81,646	Grainger PLC, (2)	321,778

Shares	Description (1)			Value

	Real Estate Management & Development (continued)

115,526	Hongkong Land Holdings Ltd, (2)			$550,185

30,521	Hulic Co Ltd, (2)			342,868

66,197	Hysan Development Co Ltd			263,874

8,237	Instone Real Estate Group AG, 144A, (2)			248,003

26,137	Keihanshin Building Co Ltd, (2)			320,372

4,658	Kennedy-Wilson Holdings Inc			92,554

37,997	Kungsleden AB			459,972

282,716	Land & Houses PCL, (2)			70,122

568,618	Langham Hospitality Investments and Langham Hospitality Investments Ltd, (2), (3)			71,700

10,021	LEG Immobilien SE, (2)			1,442,591

8,026	Lifestyle Communities Ltd, (2)			94,227

26,227	Longfor Group Holdings Ltd, 144A, (2)			146,088

58,812	Mitsubishi Estate Co Ltd, (2)			950,612

50,185	Mitsui Fudosan Co Ltd, (2)			1,160,462

58,193	New World Development Co Ltd, (2)			301,786

6,274	Platzer Fastigheter Holding AB			95,157

21,893	Samhallsbyggnadsbolaget i Norden AB			91,736

154,958	Sino Land Co Ltd, (2)			244,281

197,976	Sirius Real Estate Ltd, (2)			302,682

80,314	Sun Hung Kai Properties Ltd, (2)			1,193,622

96,111	Swire Properties Ltd, (2)			286,284

22,162	TAG Immobilien AG, (2)			702,458

25,674	Tokyo Tatemono Co Ltd, (2)			366,434

13,973	Tricon Residential Inc			160,741

10,767	VIB Vermoegen AG			457,058

11,471	Vonovia SE, (2)			741,319
	Total Real Estate Management & Development			14,586,155
	Total Common Stocks (cost $14,841,658)			16,678,056
	Total Long-Term Investments (cost $58,763,527)			70,633,211

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.3%

	REPURCHASE AGREEMENTS – 1.3%

$919	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/21, repurchase price $918,749, collateralized by $1,045,800, U.S. Treasury Bonds, 1.375%, due 11/15/40, value $937,135	0.000%	7/01/21	$918,749
	Total Short-Term Investments (cost $918,749)			918,749
	Total Investments (cost $59,682,276) – 100.6%			71,551,960
	Other Assets Less Liabilities – (0.6)%			(441,337)
	Net Assets – 100%			$71,110,623

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Nuveen Real Asset Income Fund

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.3%

	COMMON STOCKS – 25.0%

	Air Freight & Logistics – 0.3%

73,680	Oesterreichische Post AG	$3,918,368

154,971	PostNL NV, (2)	842,016
	Total Air Freight & Logistics	4,760,384

	Commercial Services & Supplies – 0.3%

7,722,158	China Everbright Environment Group Ltd, (2)	4,376,075

	Diversified Financial Services – 0.2%

2,051,204	Sdcl Energy Efficiency Income Trust PLC	3,319,794

	Diversified Telecommunication Services – 1.3%

4,613,353	HKBN Ltd	5,585,245

974,914	HKT Trust & HKT Ltd, (2)	1,327,906

17,615,812	NetLink NBN Trust, (2)	12,452,494
	Total Diversified Telecommunication Services	19,365,645

	Electric Utilities – 5.1%

5,127,146	AusNet Services Ltd, (2)	6,719,996

95,942	CEZ AS, (2)	2,845,166

430,168	Cia de Transmissao de Energia Eletrica Paulista	2,169,954

171,829	CK Infrastructure Holdings Ltd, (2)	1,023,571

74,001	Emera Inc	3,357,386

392,588	Endesa SA, (2)	9,530,380

258,860	Enel Chile SA, ADR	763,637

119,786	Enel SpA, (2)	1,113,156

257,705	OGE Energy Corp	8,671,773

268,527	Power Assets Holdings Ltd, (2)	1,647,697

79,144	PPL Corp	2,213,658

463,644	Red Electrica Corp SA, (2)	8,608,100

6,001,476	Spark Infrastructure Group, (2)	10,119,665

799,003	SSE PLC, (2)	16,594,305

356,617	Transmissora Alianca de Energia Eletrica SA	2,645,697
	Total Electric Utilities	78,024,141

	Equity Real Estate Investment Trust – 0.0%

111,938	Nexus Real Estate Investment Trust	904,823

	Gas Utilities – 2.8%

360,386	AltaGas Ltd	7,564,733

206,239	APA Group, (2)	1,376,156

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	Gas Utilities (continued)

579,739	Enagas SA, (2)	$13,399,470

682,688	Italgas SpA, (2)	4,465,595

180,394	Naturgy Energy Group SA, (2)	4,642,705

2,018,129	Snam SpA, (2)	11,674,373
	Total Gas Utilities	43,123,032

	Health Care Providers & Services – 0.3%

122,837	Chartwell Retirement Residences	1,312,996

245,927	Sienna Senior Living Inc	3,261,568
	Total Health Care Providers & Services	4,574,564

	Independent Power & Renewable Electricity Producers – 1.1%

62,287	Atlantica Sustainable Infrastructure PLC	2,318,322

1,824	Canadian Solar Infrastructure Fund Inc, (2)	2,074,286

145,488	Clearway Energy Inc	3,669,207

495,836	TransAlta Renewables Inc	8,331,933
	Total Independent Power & Renewable Electricity Producers	16,393,748

	Industrial Conglomerates – 0.1%

983,573	NWS Holdings Ltd, (2)	1,046,305

	Multi-Utilities – 1.6%

40,322	ACEA SpA, (2)	932,223

201,290	Canadian Utilities Ltd	5,585,976

160,099	Engie SA, (2)	2,195,368

119,187	National Grid PLC, Sponsored ADR	7,620,817

2,463,347	REN – Redes Energeticas Nacionais SGPS SA, (2)	6,833,160

738,430	Vector Ltd	2,090,459
	Total Multi-Utilities	25,258,003

	Oil, Gas & Consumable Fuels – 6.7%

313,676	Enbridge Inc	12,559,587

588,916	Enterprise Products Partners LP	14,210,543

325,097	Gibson Energy Inc	6,228,666

412,497	Kinder Morgan Inc	7,519,820

98,566	Magellan Midstream Partners LP	4,820,863

62,397	ONEOK Inc	3,471,769

349,324	Pembina Pipeline Corp	11,100,252

354,172	Plains GP Holdings LP	4,228,814

212,834	TC Energy Corp	10,531,815

1,032,411	Williams Cos Inc	27,410,512

253,230	Z Energy Ltd, (2)	484,996
	Total Oil, Gas & Consumable Fuels	102,567,637

Shares	Description (1)	Value

	Real Estate Management & Development – 3.0%

600,868	Amot Investments Ltd, (2)	$3,944,847

32	Ascendas India Trust, (2)	33

384,321	Cibus Nordic Real Estate AB, (2)	9,181,471

103,240	Citycon Oyj, (2)	879,286

1,643,252	Corp Inmobiliaria Vesta SAB de CV	3,201,761

285,304	DIC Asset AG, (2)	4,926,738

274,621	Dios Fastigheter AB, (2)	2,843,118

653,514	Hongkong Land Holdings Ltd, (2)	3,112,316

639,420	Hysan Development Co Ltd	2,548,852

96,868	Kennedy-Wilson Holdings Inc	1,924,767

5,496,039	Land & Houses PCL, (2)	1,363,189

996,837	New World Development Co Ltd, (2)	5,169,546

4,870,774	Sino Land Co Ltd, (2)	7,678,451
	Total Real Estate Management & Development	46,774,375

	Road & Rail – 0.3%

1,652,672	Aurizon Holdings Ltd, (2)	4,603,266

	Thrifts & Mortgage Finance – 0.1%

818,596	Real Estate Credit Investments Ltd/Fund	1,677,932

	Transportation Infrastructure – 0.7%

493,490	Atlas Arteria Ltd, (2)	2,357,409

2,353,928	China Merchants Port Holdings Co Ltd, (2)	3,437,802

2,721,277	COSCO SHIPPING Ports Ltd, (2)	2,124,690

70,822	Dalrymple Bay Infrastructure Ltd	111,537

1,433,341	Jiangsu Expressway Co Ltd, (2)	1,622,208

29,182	Macquarie Infrastructure Corp	1,116,795
	Total Transportation Infrastructure	10,770,441

	Water Utilities – 1.1%

3,750,744	Guangdong Investment Ltd, (2)	5,387,242

735,896	Inversiones Aguas Metropolitanas SA	401,823

303,624	Pennon Group PLC, (2)	4,771,519

522,284	United Utilities Group PLC, (2)	7,049,374
	Total Water Utilities	17,609,958
	Total Common Stocks (cost $330,294,093)	385,150,123

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 23.4%

	Diversified – 3.8%

1,189,753	Abacus Property Group, (2)	2,805,036

59,675	Alpine Income Property Trust Inc	1,135,019

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	Diversified (continued)

105,628	Broadstone Net Lease Inc	$2,472,751

1,055,627	Charter Hall Long Wale REIT, (2)	3,752,524

7,976	Cofinimmo SA, (2)	1,214,982

1,756,065	GPT Group, (2)	6,423,935

1,001,430	Growthpoint Properties Australia Ltd, (2)	3,050,053

592	Hulic Reit Inc, (2)	996,366

51,626	ICADE, (2)	4,454,851

220,556	Land Securities Group PLC, (2)	2,058,375

1,654,942	LXI REIT Plc, (2)	3,051,225

5,045,389	Mapletree North Asia Commercial Trust, (2)	3,903,068

6,563	Star Asia Investment Corp, (2)	3,667,136

1,625,053	Stockland, (2)	5,658,839

449,294	Stride Property Group, (2)	749,561

130,180	Washington Real Estate Investment Trust	2,994,140

129,721	WP Carey Inc	9,679,781
	Total Diversified	58,067,642

	Health Care – 3.1%

41,591	CareTrust REIT Inc	966,159

181,306	Global Medical REIT Inc	2,676,077

252,407	Healthcare Trust of America Inc	6,739,267

9,884	LTC Properties Inc	379,447

341,509	Medical Properties Trust Inc	6,864,331

651,337	NorthWest Healthcare Properties Real Estate Investment Trust	6,688,867

323,914	Omega Healthcare Investors Inc	11,754,839

332,847	Physicians Realty Trust	6,147,684

269,790	Sabra Health Care REIT Inc	4,910,178
	Total Health Care	47,126,849

	Hotels – 1.0%

412,144	MGM Growth Properties LLC	15,092,713

	Industrial – 3.3%

514,906	APN Industria REIT	1,282,031

2,114,355	Ascendas Real Estate Investment Trust, (2)	4,646,334

2,078,066	Centuria Industrial REIT, (2)	5,787,024

1,051,947	Dream Industrial Real Estate Investment Trust	12,966,885

4,842,433	ESR-REIT, (2)	1,478,582

7,183,766	Frasers Logistics & Commercial Trust, (2)	7,701,513

90,301	Industrial Logistics Properties Trust	2,360,468

2,210,986	Mapletree Industrial Trust, (2)	4,655,284

1,793,078	PLA Administradora Industrial S de RL de CV	2,723,708

Shares	Description (1)	Value

	Industrial (continued)

1,572,740	Urban Logistics REIT PLC	$3,415,647

937,151	Warehouse Reit PLC	1,944,541

83,874	WPT Industrial Real Estate Investment Trust	1,520,636
	Total Industrial	50,482,653

	Mortgage – 1.4%

126,734	Ares Commercial Real Estate Corp	1,861,722

311,199	Blackstone Mortgage Trust Inc	9,924,136

219,942	KKR Real Estate Finance Trust Inc	4,757,346

63,583	Nexpoint Real Estate Finance Inc	1,328,249

137,606	Starwood Property Trust Inc	3,601,149
	Total Mortgage	21,472,602

	Office – 3.7%

339,006	Brandywine Realty Trust	4,647,772

1,302,574	Centuria Office REIT, (2)	2,280,528

141,867	Columbia Property Trust Inc	2,467,067

61,834	Covivio, (2)	5,293,436

92,011	Dexus, (2)	733,485

96,390	Dream Office Real Estate Investment Trust	1,785,346

317,433	Easterly Government Properties Inc	6,691,488

14,853	Franklin Street Properties Corp	78,127

2,648,118	GDI Property Group, (2)	2,223,483

3,629	Highwoods Properties Inc	163,922

1,264	Ichigo Office REIT Investment Corp, (2)	1,122,639

171,788	Intervest Offices & Warehouses NV, (2)	4,654,659

138,121	NSI NV	5,330,941

289,201	Piedmont Office Realty Trust Inc	5,341,542

144,823	Postal Realty Trust Inc	2,641,571

1,646,159	Precinct Properties New Zealand Ltd, (2)	1,840,672

10,548	SL Green Realty Corp	843,840

615,937	True North Commercial Real Estate Investment Trust	3,681,908

96,760	Vornado Realty Trust	4,515,789
	Total Office	56,338,215

	Residential – 0.1%

5,194	Altarea SCA, (2)	1,090,974

82,259	BSR Real Estate Investment Trust	1,086,641
	Total Residential	2,177,615

	Retail – 5.6%

555,886	APN Convenience Retail REIT, (2)	1,550,328

5,037,367	CapitaLand China Trust, (2)	5,137,047

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)				Value

	Retail (continued)

443,515	Choice Properties Real Estate Investment Trust				$5,112,802

341,831	Crombie Real Estate Investment Trust				4,891,967

130,428	CT Real Estate Investment Trust				1,723,468

4,639,992	Fortune Real Estate Investment Trust, (2)				4,971,127

2,853,915	Frasers Centrepoint Trust, (2)				5,165,968

1,983	Kenedix Retail REIT Corp, (2)				5,362,219

242,049	National Retail Properties Inc				11,347,257

434,714	RioCan Real Estate Investment Trust				7,743,212

35,026	Saul Centers Inc				1,591,932

1,397,963	Scentre Group, (2)				2,860,680

551,531	Shopping Centres Australasia Property Group, (2)				1,036,934

142,956	Simon Property Group Inc				18,652,899

151,612	Spirit Realty Capital Inc				7,253,118

3,747	Urstadt Biddle Properties Inc				72,617

1,290,212	Waypoint REIT, (2)				2,529,206
	Total Retail				87,002,781

	Specialized – 1.4%

307,161	Automotive Properties Real Estate Investment Trust				3,080,035

355,076	CatchMark Timber Trust Inc				4,154,389

423,296	Charter Hall Social Infrastructure REIT, (2)				1,101,108

2,884	CoreSite Realty Corp				388,186

180,752	Four Corners Property Trust Inc				4,990,563

170,029	Gaming and Leisure Properties Inc				7,877,444

369	VICI Properties Inc				11,446
	Total Specialized				21,603,171
	Total Real Estate Investment Trust Common Stocks (cost $303,457,689)				359,364,241

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 15.0%

	Air Freight & Logistics – 0.2%

$2,300	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	$2,345,609

	Auto Components – 0.1%

1,450	NESCO Holdings II Inc, 144A	5.500%	4/15/29	B	1,513,438

	Chemicals – 0.0%

500	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B–	543,750

	Commercial Services & Supplies – 0.2%

1,300	GFL Environmental Inc, 144A	3.500%	9/01/28	BB–	1,296,750

1,085	GFL Environmental Inc, 144A	4.750%	6/15/29	B–	1,126,555

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Commercial Services & Supplies (continued)

$550		Stericycle Inc, 144A	3.875%	1/15/29	BB	$548,917
		Total Commercial Services & Supplies				2,972,222

		Communications Equipment – 0.3%

650		Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	665,568

780		Viasat Inc, 144A	5.625%	9/15/25	BB–	794,820

3,325		Viasat Inc, 144A	6.500%	7/15/28	BB–	3,545,979
		Total Communications Equipment				5,006,367

		Construction & Engineering – 0.3%

1,800		GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	1,863,316

1,500		IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B2	1,623,750

798		International Airport Finance SA, 144A	12.000%	3/15/33	B–	841,047
		Total Construction & Engineering				4,328,113

		Diversified Financial Services – 0.5%

1,010		Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	1,158,941

975		Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	1,007,604

1,815		Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,964,737

16,426	BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	3,426,343
		Total Diversified Financial Services				7,557,625

		Diversified Telecommunication Services – 1.1%

1,325		Altice France SA/France, 144A	5.500%	1/15/28	B	1,374,953

1,925		Altice France SA/France, 144A	5.125%	7/15/29	B	1,934,432

3,280		Cellnex Finance Co SA, 144A, (WI/DD)	3.875%	7/07/41	BB+	3,270,029

1,670		Level 3 Financing Inc, 144A	4.625%	9/15/27	BB	1,733,326

2,750		Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	2,790,590

1,155		Switch Ltd, 144A	4.125%	6/15/29	BB	1,185,319

2,495		Vmed O2 UK Financing I PLC, 144A, (WI/DD)	4.750%	7/15/31	BB–	2,532,425

2,000		Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	1,986,240
		Total Diversified Telecommunication Services				16,807,314

		Electric Utilities – 1.5%

1,808		Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	2,147,184

1,925		Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	2,130,012

374		Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB–	380,902

650		AES Panama Generation Holdings SRL, 144A	4.375%	5/31/30	Baa3	679,351

1,500		Cikarang Listrindo Tbk PT, 144A	4.950%	9/14/26	BB+	1,535,700

2,325		Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	2,313,375

1,200		Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa2	1,332,012

5,700,000	COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	1,435,282

1,600		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,606,000

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Electric Utilities (continued)

$1,500	Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba3	$1,503,750

1,185	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	1,375,889

2,175	Pacific Gas and Electric Co	3.300%	8/01/40	BBB–	1,964,184

1,155	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB–	1,195,656

3,115	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	3,190,289
	Total Electric Utilities				22,789,586

	Energy Equipment & Services – 0.2%

850	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	887,323

1,550	Galaxy Pipeline Assets Bidco Ltd, 144A	3.250%	9/30/40	Aa2	1,539,299
	Total Energy Equipment & Services				2,426,622

	Equity Real Estate Investment Trust – 2.3%

2,750	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	2,890,937

1,455	CTR Partnership LP / CareTrust Capital Corp, 144A	3.875%	6/30/28	BB+	1,485,730

1,250	Diversified Healthcare Trust	4.375%	3/01/31	BB	1,196,875

1,075	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB–	1,158,291

1,740	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	1,753,050

1,300	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	1,269,125

1,535	Iron Mountain Inc, 144A	5.250%	3/15/28	BB–	1,606,454

800	Iron Mountain Inc, 144A	4.500%	2/15/31	BB–	810,000

2,250	iStar Inc	4.750%	10/01/24	BB+	2,368,125

1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB+	1,668,930

3,375	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB–	3,408,716

1,600	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	4.875%	5/15/29	B+	1,655,120

1,800	Retail Properties of America Inc	4.750%	9/15/30	BBB–	1,994,013

2,450	RHP Hotel Properties LP / RHP Finance Corp, 144A	4.500%	2/15/29	B1	2,452,009

1,370	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB–	1,383,700

2,830	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	3,017,487

1,150	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	BB+	1,147,125

975	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	1,035,938

2,625	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	2,695,403

1,140	XHR LP, 144A	4.875%	6/01/29	B	1,177,050
	Total Equity Real Estate Investment Trust				36,174,078

	Gas Utilities – 0.3%

2,100	LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B–	2,094,750

2,550	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB–	2,626,500
	Total Gas Utilities				4,721,250

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Health Care Providers & Services – 0.6%

$1,825	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	$1,909,808

950	CHS/Community Health Systems Inc, 144A	4.750%	2/15/31	B	953,562

1,200	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	Ba3	1,294,152

1,675	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,633,125

3,925	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	4,182,637
	Total Health Care Providers & Services				9,973,284

	Hotels, Restaurants & Leisure – 0.7%

575	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	600,156

2,250	Hilton Domestic Operating Co Inc, 144A	4.000%	5/01/31	N/R	2,269,957

3,200	Hilton Domestic Operating Co Inc, 144A	3.625%	2/15/32	BB	3,160,000

1,605	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	B2	1,641,113

1,065	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	1,079,644

1,695	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	1,792,462
	Total Hotels, Restaurants & Leisure				10,543,332

	Household Durables – 0.1%

1,775	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B–	1,853,278

	Independent Power & Renewable Electricity Producers – 0.8%

1,350	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	1,375,380

1,685	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba2	1,710,275

4,200	Calpine Corp, 144A	3.750%	3/01/31	BB+	3,999,870

1,170	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	1,227,037

1,300	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB–	1,293,500

1,500	Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	1,539,390

1,006	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	1,025,814
	Total Independent Power & Renewable Electricity Producers				12,171,266

	Internet Software & Services – 0.2%

3,075	Cogent Communications Group Inc, 144A	3.500%	5/01/26	BB	3,144,187

	Media – 0.6%

1,775	Altice Financing SA, 144A	5.000%	1/15/28	B	1,739,802

200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	197,668

4,600	CCO Holdings LLC / CCO Holdings Capital Corp	4.500%	5/01/32	BB+	4,766,750

1,900	Lamar Media Corp	3.750%	2/15/28	BB–	1,933,250
	Total Media				8,637,470

	Mortgage Real Estate Investment Trust – 0.2%

1,720	Starwood Property Trust Inc	4.750%	3/15/25	BB+	1,788,800

1,875	Starwood Property Trust Inc, 144A, (WI/DD)	3.625%	7/15/26	Ba3	1,889,062
	Total Mortgage Real Estate Investment Trust				3,677,862

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels – 2.3%

$1,800		Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB–	$2,011,698

500		Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B–	497,500

2,235		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	2,293,669

1,820		DT Midstream Inc, 144A	4.375%	6/15/31	BB+	1,859,658

424		Energean Israel Finance Ltd	5.375%	3/30/28	BB-	435,115

200		EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	211,278

1,215		EQM Midstream Partners LP	5.500%	7/15/28	BB	1,312,905

1,300		EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	1,339,572

1,425		Leviathan Bond Ltd , Reg S, 144A	6.750%	6/30/30	BB	1,604,890

2,875		M/I Homes Inc	4.950%	2/01/28	BB	2,999,344

1,750		New Fortress Energy Inc, 144A	6.500%	9/30/26	BB–	1,788,150

1,350		NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	1,417,500

675		NuStar Logistics LP	6.375%	10/01/30	BB–	745,807

300		Oleoducto Central SA, 144A, (5)	4.000%	7/14/27	Baa3	309,516

3,668	CAD	Pembina Pipeline Corp	4.800%	1/25/81	BB+	2,899,336

1,200		Peru LNG Srl, 144A	5.375%	3/22/30	BB–	1,035,000

275		Promigas SA ESP / Gases del Pacifico SAC, 144A	3.750%	10/16/29	Baa3	272,814

3,000		Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	3,187,500

600		Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	4.000%	1/15/32	BB+	617,190

3,015		TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	3,082,837

600		Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	CCC+	561,000

900		Tullow Oil PLC, 144A	10.250%	5/15/26	B–	944,370

1,325		USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	1,415,471

1,675		Western Midstream Operating LP	5.050%	2/01/30	BB	1,876,008
		Total Oil, Gas & Consumable Fuels				34,718,128

		Real Estate Management & Development – 0.8%

1,225		Howard Hughes Corp, 144A	4.125%	2/01/29	BB	1,225,025

1,300		Howard Hughes Corp, 144A	4.375%	2/01/31	BB	1,295,294

2,700		Hunt Cos Inc, 144A	5.250%	4/15/29	BB–	2,619,000

1,175		Kennedy-Wilson Inc	4.750%	3/01/29	BB	1,210,250

2,250		Kennedy-Wilson Inc	5.000%	3/01/31	BB	2,314,687

2,775	EUR	Peach Property Finance GmbH, 144A	4.375%	11/15/25	BB	3,449,075

600		RKI Overseas Finance 2016 B Ltd	4.700%	9/06/21	BB–	600,300
		Total Real Estate Management & Development				12,713,631

		Road & Rail – 0.2%

525		ENA Master Trust, 144A	4.000%	5/19/48	BBB	528,208

1,700		Rumo Luxembourg Sarl, 144A, (5)	5.875%	1/18/25	BB	1,780,767

1,400		Transnet SOC Ltd, 144A	4.000%	7/26/22	Ba2	1,426,169
		Total Road & Rail				3,735,144

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Specialty Retail – 0.4%

$2,025	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B–	$2,007,281

2,225	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B–	2,197,188

1,000	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	1,025,000

700	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB–	721,014
	Total Specialty Retail				5,950,483

	Trading Companies & Distributors – 0.2%

2,430	Fortress Transportation and Infrastructure Investors LLC, 144A	6.500%	10/01/25	Ba3	2,524,163

	Transportation Infrastructure – 0.7%

1,400	Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB–	1,458,215

1,627	Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BB+	1,768,503

2,810	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	2,939,962

1,108	Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	1,135,288

1,700	DP World PLC, 144A	5.625%	9/25/48	Baa3	2,122,790

1,800	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB	1,953,900
	Total Transportation Infrastructure				11,378,658

	Wireless Telecommunication Services – 0.2%

2,225	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	2,494,781
	Total Corporate Bonds (cost $224,654,846)				230,701,641

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 14.2%

	Diversified Financial Services – 0.1%

51,033	Brookfield Finance Inc	4.625%		BBB	$1,315,631

28,354	National Rural Utilities Cooperative Finance Corp, (5)	5.500%		A3	776,332
	Total Diversified Financial Services				2,091,963

	Electric Utilities – 1.8%

98,516	DTE Energy Co	4.375%		BBB–	2,556,490

13,048	Duke Energy Corp, (5)	5.750%		BBB–	374,869

36,322	Entergy Arkansas LLC, (5)	4.875%		A	929,117

34,610	Entergy Texas Inc	5.375%		BBB–	963,889

104,701	Georgia Power Co	5.000%		BBB	2,811,222

225,075	Integrys Holding Inc, (2), (6)	6.000%		BBB	5,964,487

51,805	NextEra Energy Capital Holdings Inc	5.250%		BBB	1,313,775

130,819	Southern Co/The	5.250%		BBB	3,341,117

156,099	Southern Co/The	4.950%		BBB	4,186,575

203,899	Southern Co/The	4.200%		BBB	5,264,672
	Total Electric Utilities				27,706,213

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	Equity Real Estate Investment Trust – 7.9%

120,471	American Homes 4 Rent	5.875%	BB	$3,098,514

151,769	American Homes 4 Rent	5.875%	BB	3,918,676

5,337	American Homes 4 Rent	6.250%	Ba1	147,355

155,079	Armada Hoffler Properties Inc	6.750%	N/R	4,149,914

231,039	Centerspace	6.625%	N/R	6,055,532

55,490	Chatham Lodging Trust, (2), (6)	6.625%	N/R	1,442,740

98,347	City Office REIT Inc, (5)	6.625%	N/R	2,562,923

134,544	DiamondRock Hospitality Co, (5)	8.250%	N/R	3,868,140

159,527	Digital Realty Trust Inc	5.250%	Baa3	4,147,702

101,034	Digital Realty Trust Inc	5.850%	Baa3	2,870,376

149,573	Digital Realty Trust Inc	5.200%	Baa3	4,214,967

2,620	DigitalBridge Group Inc, (6)	7.125%	N/R	67,439

5,788	Federal Realty Investment Trust	5.000%	BBB	152,919

159,118	Kimco Realty Corp	5.250%	Baa2	4,256,406

5,162	Mid-America Apartment Communities Inc	8.500%	BBB–	333,930

170,505	Monmouth Real Estate Investment Corp	6.125%	N/R	4,308,661

39,142	National Retail Properties Inc	5.200%	Baa2	1,012,212

47,659	National Storage Affiliates Trust	6.000%	N/R	1,286,793

112,006	Pebblebrook Hotel Trust	6.500%	N/R	2,807,990

116,474	Pebblebrook Hotel Trust	6.375%	N/R	2,937,474

157,895	Pebblebrook Hotel Trust	6.300%	N/R	3,993,165

71,146	Pebblebrook Hotel Trust, (6)	6.375%	N/R	1,939,440

118,477	PS Business Parks Inc	5.200%	BBB	3,164,521

270,056	PS Business Parks Inc	4.875%	BBB	7,507,557

104,578	Public Storage	4.875%	A3	2,888,444

293	Public Storage	4.750%	A3	8,081

84,599	Public Storage	4.625%	A3	2,329,856

3,839	QTS Realty Trust Inc	7.125%	B	99,008

195,935	Rexford Industrial Realty Inc	5.625%	BB+	5,358,822

57,827	Saul Centers Inc	6.125%	N/R	1,525,476

81,910	Saul Centers Inc	6.000%	N/R	2,232,048

104,685	SITE Centers Corp	6.375%	BB+	2,818,120

31,224	SL Green Realty Corp	6.500%	Ba1	794,651

31,568	Summit Hotel Properties Inc	6.450%	N/R	794,882

139,118	Summit Hotel Properties Inc, (5)	6.250%	N/R	3,632,371

147,328	Sunstone Hotel Investors Inc	6.450%	N/R	3,793,696

102,625	Sunstone Hotel Investors Inc	6.125%	N/R	2,913,524

135,949	UMH Properties Inc	6.750%	N/R	3,561,864

92,168	Urstadt Biddle Properties Inc	6.250%	N/R	2,412,958

91,006	Urstadt Biddle Properties Inc	5.875%	N/R	2,385,267

Shares	Description (1)	Coupon	Ratings (4)	Value

	Equity Real Estate Investment Trust (continued)

31,623	Vornado Realty Trust	5.700%	Baa3	$822,830

300,879	Vornado Realty Trust	5.250%	Baa3	8,072,584

181,419	Vornado Realty Trust	5.250%	Baa3	4,894,685
	Total Equity Real Estate Investment Trust			121,584,513

	Gas Utilities – 0.4%

211,688	South Jersey Industries Inc	5.625%	BB+	5,561,044

40,621	Spire Inc	5.900%	BBB	1,148,762
	Total Gas Utilities			6,709,806

	Independent Power & Renewable Electricity Producers – 0.6%

101,928	Brookfield BRP Holdings Canada Inc, (6)	4.625%	BBB–	2,585,913

98,427	Brookfield Renewable Partners LP	5.750%	BBB–	2,024,757

174,381	Brookfield Renewable Partners LP	5.250%	BBB–	4,568,782
	Total Independent Power & Renewable Electricity Producers			9,179,452

	Multi-Utilities – 2.0%

54,061	Algonquin Power & Utilities Corp	6.200%	BB+	1,508,302

35,122	Brookfield Infrastructure Finance ULC, (6)	5.000%	BBB–	892,099

210,219	Brookfield Infrastructure Partners LP	5.350%	BBB–	4,275,267

190,225	Brookfield Infrastructure Partners LP	5.125%	BBB–	4,976,286

55,805	Brookfield Infrastructure Partners LP, (5)	5.000%	BBB–	1,451,488

97,972	CMS Energy Corp	5.875%	BBB–	2,715,784

67,664	CMS Energy Corp, (2), (6)	4.200%	BBB–	1,709,869

149,703	Dominion Energy Inc, (5)	5.250%	BBB–	3,826,409

5,876	DTE Energy Co	5.250%	BBB–	155,773

54,019	NiSource Inc	6.500%	BBB–	1,548,184

292,265	Sempra Energy	5.750%	BBB–	8,040,210
	Total Multi-Utilities			31,099,671

	Oil, Gas & Consumable Fuels – 0.1%

41,277	NuStar Energy LP	7.625%	B2	912,635

	Real Estate Management & Development – 1.2%

175,695	Brookfield Property Partners LP	6.375%	BB+	4,620,779

197,393	Brookfield Property Partners LP, (5)	6.500%	BB+	5,155,905

209,259	Brookfield Property Partners LP	5.750%	BB+	5,225,197

112,449	Landmark Infrastructure Partners LP	7.900%	N/R	2,861,827
	Total Real Estate Management & Development			17,863,708

	Trading Companies & Distributors – 0.1%

67,409	Fortress Transportation and Infrastructure Investors LLC	8.250%	B	1,893,519
	Total $25 Par (or similar) Retail Preferred (cost $201,725,853)			219,041,480

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity		Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 10.0%

		Diversified Financial Services – 0.3%

$360		National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46		A3	$390,054

3,957		Transcanada Trust, (5)	5.625%	5/20/75		BBB	4,283,453
		Total Diversified Financial Services					4,673,507

		Electric Utilities – 3.0%

3,625		AusNet Services Holdings Pty Ltd	5.750%	3/17/76		BBB	3,659,435

1,800		ComEd Financing III	6.350%	3/15/33		Baa2	2,206,429

6,205		Duke Energy Corp	4.875%	N/A	(7)	BBB–	6,592,812

4,390		Edison International	5.375%	N/A	(7)	BB+	4,422,047

2,100	GBP	Electricite de France SA	5.875%	N/A	(7)	BBB	3,296,515

7,540		Emera Inc, (5)	6.750%	6/15/76		BB+	8,831,225

5,740		Enel SpA, 144A	8.750%	9/24/73		BBB	6,672,750

2,070		NextEra Energy Capital Holdings Inc	4.800%	12/01/77		BBB	2,326,320

4,085		NextEra Energy Capital Holdings Inc	5.650%	5/01/79		BBB	4,746,905

1,990		Southern Co/The	4.000%	1/15/51		BBB	2,104,425

1,515		SSE PLC	4.750%	9/16/77		BBB–	1,566,359
		Total Electric Utilities					46,425,222

		Marine – 0.2%

2,195		Royal Capital BV	4.875%	N/A	(7)	N/R	2,285,544

		Multi-Utilities – 1.9%

7,995		CenterPoint Energy Inc	6.125%	N/A	(7)	BBB–	8,494,688

1,465		CMS Energy Corp	4.750%	6/01/50		BBB–	1,632,559

2,440		Dominion Energy Inc	5.750%	10/01/54		BBB–	2,664,264

3,100		Dominion Energy Inc	4.650%	N/A	(7)	BBB–	3,293,750

1,895		NiSource Inc	5.650%	N/A	(7)	BBB–	2,020,544

4,556		RWE AG	6.625%	7/30/75		BBB–	5,278,627

6,020		Sempra Energy	4.875%	N/A	(7)	BBB–	6,531,700
		Total Multi-Utilities					29,916,132

		Oil, Gas & Consumable Fuels – 4.0%

9,742		Enbridge Inc	6.000%	1/15/77		BBB–	10,803,359

11,104		Enbridge Inc	5.500%	7/15/77		BBB–	11,814,656

3,947		Enbridge Inc	6.250%	3/01/78		BBB–	4,308,299

3,605		Enbridge Inc	5.750%	7/15/80		BBB–	4,019,575

3,478		Energy Transfer LP, (3-Month LIBOR reference rate + 3.018% spread), (8)	3.193%	11/01/66		Ba1	2,812,815

1,275		Energy Transfer LP	6.500%	N/A	(7)	BB	1,299,862

7,251		Enterprise Products Operating LLC	5.250%	8/16/77		Baa2	7,602,485

4,840		Enterprise Products Operating LLC	5.375%	2/15/78		Baa2	5,039,411

2,005	CAD	Inter Pipeline Ltd	6.625%	11/19/79		BB	1,775,839

Principal Amount (000) (3)		Description (1)	Coupon	Maturity		Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$2,315	CAD	Keyera Corp	5.950%	3/10/81		BB	$1,927,635

5,285		Transcanada Trust	5.875%	8/15/76		BBB	5,899,381

3,170		Transcanada Trust	5.500%	9/15/79		BBB	3,455,300
		Total Oil, Gas & Consumable Fuels					60,758,617

		Real Estate Management & Development – 0.4%

5,750		AT Securities BV	5.250%	N/A	(7)	BBB-	6,005,875

		Road & Rail – 0.2%

2,790		BNSF Funding Trust I	6.613%	12/15/55		A	3,194,103
		Total $1,000 Par (or similar) Institutional Preferred (cost $140,360,346)					153,259,000

Shares		Description (1)	Coupon			Ratings (4)	Value

		CONVERTIBLE PREFERRED SECURITIES – 6.8%

		Commercial Services & Supplies – 0.3%

58,545		GFL Environmental Inc	6.000%			N/R	$4,376,239

		Electric Utilities – 2.9%

160,880		American Electric Power Co Inc	6.125%			BBB	7,904,035

106,812		American Electric Power Co Inc	6.125%			BBB	5,473,047

138,535		NextEra Energy Inc	4.872%			A–	7,778,740

167,698		NextEra Energy Inc	5.279%			BBB	8,210,494

69,922		NextEra Energy Inc	6.219%			BBB	3,454,147

43,271		PG&E Corp	5.500%			N/R	4,386,381

151,686		Southern Co/The	6.750%			BBB	7,679,862
		Total Electric Utilities					44,886,706

		Equity Real Estate Investment Trust – 0.3%

23,760		Equity Commonwealth	6.500%			N/R	763,884

20,450		Lexington Realty Trust	6.500%			N/R	1,231,090

41,758		RPT Realty	7.250%			BB	2,380,624
		Total Equity Real Estate Investment Trust					4,375,598

		Gas Utilities – 0.6%

50,677		South Jersey Industries Inc	8.750%			N/R	2,827,777

66,322		Spire Inc, (2)	7.500%			N/R	3,579,398

22,624		UGI Corp	7.250%			N/R	2,411,718
		Total Gas Utilities					8,818,893

		Independent Power & Renewable Electricity Producers – 0.3%

42,550		AES Corp/The	6.875%			BB	4,577,103

		Multi-Utilities – 2.3%

53,458		Algonquin Power & Utilities Corp	7.750%			N/R	2,654,612

109,103		CenterPoint Energy Inc	7.000%			N/R	4,944,548

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)			Coupon		Ratings (4)	Value

	Multi-Utilities (continued)

80,158	Dominion Energy Inc			7.250%		BBB–	$7,785,746

230,785	DTE Energy Co			6.250%		BBB–	11,407,703

45,237	NiSource Inc			7.750%		BBB–	4,649,911

32,335	Sempra Energy			6.750%		N/R	3,193,728
	Total Multi-Utilities						34,636,248

	Water Utilities – 0.1%

40,127	Essential Utilities Inc			6.000%		N/R	2,294,462
	Total Convertible Preferred Securities (cost $99,203,690)						103,965,249

Shares	Description (1)						Value

	INVESTMENT COMPANIES – 0.6%

1,019,440	Greencoat UK Wind PLC/Funds						$1,785,302

1,118,775	JLEN Environmental Assets Group Ltd						1,546,054

921,969	Keppel Infrastructure Trust						380,526

1,127,923	Renewables Infrastructure Group Ltd/The						1,997,814

939,058	Sequoia Economic Infrastructure Income Fund Ltd						1,444,487

1,823,093	Starwood European Real Estate Finance Ltd						2,370,571
	Total Investment Companies (cost $9,315,120)						9,524,754

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.6%

	Oil, Gas & Consumable Fuels – 0.4%

$7,990	Cheniere Energy Inc			4.250%	3/15/45	N/R	$6,729,241

	Real Estate Management & Development – 0.2%

2,330	Tricon Residential Inc, 144A			5.750%	3/31/22	N/R	2,597,717

10,320	Total Convertible Bonds (cost $7,999,138)						9,326,958

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.4% (9)

	Electric Utilities – 0.1%

$2,009	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB–	$2,011,688

	Real Estate Management & Development – 0.3%

3,880	Brookfield Property REIT Inc., Term Loan B	2.604%	1-Month LIBOR	2.500%	8/24/25	BB+	3,794,553

5,889	Total Variable Rate Senior Loan Interests (cost $5,867,205)						5,806,241

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 0.3%

$550	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (8)	4.073%	4/15/34	BB–	$554,559

1,265	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	1,283,114

100	COMM 2014-UBS3 Mortgage Trust, 144A	4.927%	6/10/47	N/R	101,047

405	COMM 2015-CCRE24 Mortgage Trust	3.463%	8/10/48	BBB–	372,340

400	GS Mortgage Securities Corp Trust 2017-SLP, 144A	4.744%	10/10/32	B	399,002

560	GS Mortgage Securities Trust 2016-GS4	3.930%	11/10/49	A–	560,678

400	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (8)	2.823%	7/15/36	N/R	399,880

1,300	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (8)	4.323%	7/15/36	N/R	1,277,154

4,980	Total Asset-Backed Securities (cost $4,873,113)				4,947,774
	Total Long-Term Investments (cost $1,327,751,093)				1,481,087,461

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%

	Money Market Funds – 0.4%

5,787,587	State Street Navigator Securities Lending Government Money Market Portfolio, (11)	0.020%(12)			$5,787,587
	Total Investments Purchased with Collateral from Securities Lending (cost $5,787,587)				5,787,587

Principal Amount (000)	Description (1)	Coupon		Maturity	Value

	SHORT-TERM INVESTMENTS – 2.1%

	REPURCHASE AGREEMENTS – 2.1%

$32,241	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/21, repurchase price $32,241,055, collateralized by $36,699,200, U.S. Treasury Bonds, 1.375%, due 11/15/40, value $32,885,924	0.000%		7/01/21	$32,241,055
	Total Short-Term Investments (cost $32,241,055)				32,241,055
	Total Investments (cost $1,365,779,735) – 98.8%				1,519,116,103
	Other Assets Less Liabilities – 1.2% (13)				19,152,382
	Net Assets – 100%				$1,538,268,485

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Investments in Derivatives

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(80)	9/21	$(10,566,090)	$(10,600,000)	$(33,910)	$(18,750)
U.S. Treasury Ultra 10-Year Note	(68)	9/21	(9,876,299)	(10,009,813)	(133,514)	(32,938)
U.S. Treasury Ultra Bond	(43)	9/21	(7,971,886)	(8,285,562)	(313,676)	(48,375)
Total			$(28,414,275)	$(28,895,375)	$(481,100)	$(100,063)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,669,298.

(6)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(12)	The rate shown is the one-day yield as of the end of the reporting period.

(13)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Real Estate Securities Fund

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.1%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 98.2%

	Diversified – 3.0%

270,104	Broadstone Net Lease Inc	$6,323,135

51,900	Empire State Realty Trust Inc	622,800

219,074	Essential Properties Realty Trust Inc	5,923,761

130,947	PS Business Parks Inc	19,390,632

703,634	VEREIT Inc	32,317,909

133,994	Washington Real Estate Investment Trust	3,081,862

135,428	WP Carey Inc	10,105,637
	Total Diversified	77,765,736

	Health Care – 9.5%

610,505	CareTrust REIT Inc	14,182,031

429,970	Healthcare Realty Trust Inc	12,985,094

729,087	Healthcare Trust of America Inc	19,466,623

683,485	Healthpeak Properties Inc	22,753,216

1,136,202	Medical Properties Trust Inc	22,837,660

284,269	Omega Healthcare Investors Inc	10,316,122

223,487	Sabra Health Care REIT Inc	4,067,464

1,193,520	Ventas Inc	68,149,992

827,281	Welltower Inc	68,747,051
	Total Health Care	243,505,253

	Hotels – 4.8%

1,085,222	Apple Hospitality REIT Inc	16,560,488

1,079,125	Host Hotels & Resorts Inc, (2)	18,442,246

605,558	MGM Growth Properties LLC	22,175,534

559,465	Pebblebrook Hotel Trust	13,175,401

678,929	RLJ Lodging Trust	10,340,088

151,155	Ryman Hospitality Properties Inc, (2)	11,935,199

1,369,023	Summit Hotel Properties Inc, (2)	12,772,984

1,012,735	Sunstone Hotel Investors Inc, (2)	12,578,169

247,012	Xenia Hotels & Resorts Inc, (2)	4,626,535
	Total Hotels	122,606,644

	Industrial – 13.4%

535,267	Americold Realty Trust	20,259,856

804,633	Duke Realty Corp	38,099,372

63,785	EastGroup Properties Inc	10,489,443

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)	Value

	Industrial (continued)

74,755	First Industrial Realty Trust Inc	$3,904,454

1,778,264	Lexington Realty Trust	21,250,255

1,698,687	Prologis Inc	203,044,057

326,263	Rexford Industrial Realty Inc	18,580,678

414,219	Terreno Realty Corp	26,725,410
	Total Industrial	342,353,525

	Mortgage – 0.2%

103,181	Blackstone Mortgage Trust Inc	3,290,442

20,072	Hannon Armstrong Sustainable Infrastructure Capital Inc	1,127,043
	Total Mortgage	4,417,485

	Office – 10.1%

360,643	Alexandria Real Estate Equities Inc	65,615,387

209,053	Boston Properties Inc	23,955,383

515,772	Columbia Property Trust Inc	8,969,275

694,322	Corporate Office Properties Trust	19,434,073

139,171	Cousins Properties Inc	5,118,709

681,048	Douglas Emmett Inc	22,896,834

295,244	Easterly Government Properties Inc	6,223,743

29,434	Franklin Street Properties Corp	154,823

70,770	Highwoods Properties Inc	3,196,681

130,236	Hudson Pacific Properties Inc	3,623,166

683,951	JBG SMITH Properties	21,551,296

266,727	Kilroy Realty Corp	18,574,868

325,685	Mack-Cali Realty Corp	5,585,498

2,051,531	Paramount Group Inc	20,658,917

807,696	Piedmont Office Realty Trust Inc	14,918,145

19,838	SL Green Realty Corp	1,587,040

344,977	Vornado Realty Trust	16,100,077
	Total Office	258,163,915

	Residential – 18.5%

229,193	American Campus Communities Inc	10,707,897

920,627	American Homes 4 Rent	35,766,359

166,758	Apartment Income REIT Corp	7,909,332

184,937	AvalonBay Communities Inc	38,594,503

286,056	BSR Real Estate Investment Trust	3,778,800

117,812	Camden Property Trust	15,630,118

135,479	Centerspace	10,689,293

73,768	Equity LifeStyle Properties Inc	5,481,700

632,437	Equity Residential	48,697,649

Shares	Description (1)	Value

	Residential (continued)

187,176	Essex Property Trust Inc	$56,154,672

1,458,132	Invitation Homes Inc	54,373,742

282,182	Mid-America Apartment Communities Inc	47,525,092

164,619	NexPoint Residential Trust Inc	9,050,753

389,403	Sun Communities Inc	66,743,674

1,312,360	UDR Inc	64,279,393
	Total Residential	475,382,977

	Retail – 12.7%

157,300	Acadia Realty Trust	3,454,308

189,292	Agree Realty Corp	13,343,193

977,292	Brixmor Property Group Inc	22,370,214

91,132	Federal Realty Investment Trust	10,677,936

1,149,014	Kimco Realty Corp	23,956,942

60,886	Kite Realty Group Trust	1,340,101

566,946	National Retail Properties Inc	26,578,429

486,787	Realty Income Corp	32,488,164

427,043	Regency Centers Corp	27,360,645

970,736	Retail Properties of America Inc	11,114,927

593,546	RPT Realty	7,704,227

847,586	Simon Property Group Inc	110,593,021

448,109	SITE Centers Corp	6,748,522

225,281	Spirit Realty Capital Inc	10,777,443

110,573	Urban Edge Properties	2,111,944

165,975	Urstadt Biddle Properties Inc	3,216,596

381,275	Weingarten Realty Investors	12,227,489
	Total Retail	326,064,101

	Specialized – 26.0%

427,982	American Tower Corp	115,615,057

123,990	CoreSite Realty Corp	16,689,054

24,706	Crown Castle International Corp	4,820,141

229,976	CubeSmart	10,652,488

303,551	CyrusOne Inc	21,709,968

389,180	Digital Realty Trust Inc	58,556,023

172,988	Equinix Inc	138,840,169

130,125	Extra Space Storage Inc	21,317,077

656,695	Four Corners Property Trust Inc	18,131,349

702,810	Gaming and Leisure Properties Inc	32,561,187

310,558	Life Storage Inc	33,338,401

43,607	National Storage Affiliates Trust	2,204,770

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2021

(Unaudited)

Shares	Description (1)			Value

	Specialized (continued)

240,522	PotlatchDeltic Corp			$12,783,744

401,111	Public Storage			120,610,067

85,527	SBA Communications Corp			27,257,455

580,247	VICI Properties Inc			17,999,262

406,848	Weyerhaeuser Co			14,003,708
	Total Specialized			667,089,920
	Total Real Estate Investment Trust Common Stocks (cost $1,745,994,414)			2,517,349,556

Shares	Description (1)			Value

	COMMON STOCKS – 0.9%

	Hotels, Restaurants & Leisure – 0.0%

8,473	Hilton Worldwide Holdings Inc, (2)			$1,022,013

	Household Durables – 0.6%

287,812	PulteGroup Inc			15,705,901

	Real Estate Management & Development – 0.3%

320,432	Kennedy-Wilson Holdings Inc			6,366,984
	Total Common Stocks (cost $22,668,830)			23,094,898
	Total Long-Term Investments (cost $1,768,663,244)			2,540,444,454

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	REPURCHASE AGREEMENTS – 1.0%

$24,630	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/21, repurchase price $24,629,599, collateralized by $22,311,500, U.S. Treasury Inflation Index Notes, 0.125%, due 4/15/22, value $25,122,277	0.000%	7/01/21	$24,629,599
	Total Short-Term Investments (cost $24,629,599)			24,629,599
	Total Investments (cost $1,793,292,843) – 100.1%			2,565,074,053
	Other Assets Less Liabilities – (0.1)%			(1,519,944)
	Net Assets – 100%			$2,563,554,109

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Assets
Long-term investments, at value (cost $526,139,408, $58,763,527, $1,327,751,093 and $1,768,663,244, respectively)(1)	$639,776,440	$70,633,211	$1,481,087,461	$2,540,444,454
Investment purchased with collateral from securities lending, at value (cost approximates value)	—	—	5,787,587	—
Short-term investments, at value (cost approximates value)	13,100,988	918,749	32,241,055	24,629,599
Cash	13,666	815	15,494	—
Cash collateral at brokers for investments in futures contracts(2)	—	—	605,006	—
Cash denominated in foreign currencies (cost $14,250, $67,415, $190,996 and $—, respectively)	13,943	67,180	190,781	—
Receivable for:
Dividends	1,442,375	239,303	5,873,871	8,248,864
From Adviser	—	9,727	—	—
Interest	—	—	5,972,804	—
Investments sold	10,013,572	620,610	26,628,044	14,905,751
Reclaims	182,302	11,912	584,037	36,137
Shares sold	822,412	110,750	6,204,930	3,189,333
Other assets	86,291	35,356	140,508	400,948
Total assets	665,451,989	72,647,613	1,565,331,578	2,591,855,086
Liabilities
Cash overdraft	—	—	—	540
Payable for:
Collateral from securities lending program	—	—	5,787,587	—
Dividends	—	216,013	295,103	2,018,178
Investments purchased – regular settlement	7,786,296	882,217	8,206,542	20,123,369
Investments purchased – when-issued/delayed-delivery settlement	—	—	7,650,000	—
Shares redeemed	389,782	796	2,737,877	2,197,038
Variation margin on futures contracts	—	—	100,063	—
Accrued expenses:
Custodian fees	333,008	354,197	536,660	160,557
Directors/Trustees fees	48,055	691	95,869	365,765
Management fees	451,322	—	918,181	1,905,072
Professional fees	33,196	80,089	63,133	81,929
12b-1 distribution and service fees	22,966	41	158,433	49,532
Other	230,015	2,946	513,645	1,398,997
Total liabilities	9,294,640	1,536,990	27,063,093	28,300,977
Net assets	$656,157,349	$71,110,623	$1,538,268,485	$2,563,554,109
Class A Shares
Net assets	$49,283,486	$101,987	$186,243,535	$188,704,055
Shares outstanding	4,257,328	4,202	7,745,668	8,635,187
Net asset value (“NAV”) per share	$11.58	$24.27	$24.04	$21.85
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$12.29	$25.75	$25.51	$23.18
Class C Shares
Net assets	$15,117,882	$30,336	$143,137,659	$11,486,096
Shares outstanding	1,323,101	1,250	5,951,105	543,597
NAV and offering price per share	$11.43	$24.27	$24.05	$21.13
Class R6 Shares
Net assets	$121,020,070	$69,245,490	$235,890,235	$510,540,100
Shares outstanding	10,452,205	2,850,376	9,756,566	22,659,808
NAV and offering price per share	$11.58	$24.29	$24.18	$22.53
Class I Shares
Net assets	$470,735,911	$1,732,810	$972,997,056	$1,852,823,858
Shares outstanding	40,772,209	71,377	40,463,977	83,255,231
NAV and offering price per share	$11.55	$24.28	$24.05	$22.25
Fund level net assets consist of:
Capital paid-in	$535,429,421	$56,501,058	$1,616,265,348	$1,712,630,355
Total distributable earnings	120,727,928	14,609,565	(77,996,863)	850,923,754
Fund level net assets	$656,157,349	$71,110,623	$1,538,268,485	$2,563,554,109
Authorized shares – per class	2 billion	Unlimited	2 billion	2 billion
Par value per share	$0.0001	$0.01	$0.0001	$0.0001

(1)	Includes securities loaned of $5,669,298 for Real Asset Income.
(2)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended June 30, 2021

(Unaudited)

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities

Investment Income

Dividends	$8,871,409	$1,066,294	$34,586,654	$34,882,620

Interest	6,624	—	10,736,721	—

Foreign tax withheld on dividend income	(604,394)	(55,244)	(1,746,486)	(11,450)

Foreign tax withheld from interest income	—	—	(2,866)	—

Securities lending income, net	7,905	19	66,814	—

Total investment income	8,281,544	1,011,069	43,640,837	34,871,170

Expenses

Management fees	2,803,502	287,931	5,523,971	9,980,103

12b-1 service fees – Class A Shares	57,832	57	221,833	212,130

12b-1 distribution and service fees – Class C Shares	79,492	141	735,957	61,734

12b-1 distribution and service fees – Class R3 Shares(1)	257	—	—	26,945

Shareholder servicing agent fees	225,023	1,170	623,126	1,343,111

Interest expense	2,056	160	6,622	8,470

Custodian fees	128,364	138,360	205,520	87,791

Directors/Trustees fees	6,619	761	16,894	24,571

Professional fees	48,306	61,083	78,997	90,538

Shareholder reporting expenses	73,782	11,069	242,496	148,149

Federal and state registration fees	43,962	41,044	49,734	50,733

Other	7,593	4,476	13,251	17,261

Total expenses before fee waiver/expense reimbursement	3,476,788	546,252	7,718,401	12,051,536

Fee waiver/expense reimbursement	(365,270)	(246,494)	—	—

Net expenses	3,111,518	299,758	7,718,401	12,051,536

Net investment income (loss)	5,170,026	711,311	35,922,436	22,819,634

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments and foreign currency	23,683,248	4,512,362	66,244,807	172,456,645

Futures contracts	—	—	1,757,097	—

Change in net unrealized appreciation (depreciation) of:

Investments and foreign currency	5,752,669	4,060,462	14,376,018	236,989,818

Futures contracts	—	—	(548,735)	—

Net realized and unrealized gain (loss)	29,435,917	8,572,824	81,829,187	409,446,463

Net increase (decrease) in net assets from operations	$34,605,943	$9,284,135	$117,751,623	$432,266,097

(1)

Class R3 Shares of Global Infrastructure and Real Estate Securities converted to Class A Shares at the close of business on June 4, 2021, and are no longer available for dividend reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	Global Infrastructure		Global Real Estate Securities
	Unaudited Six Months Ended 6/30/21	Year Ended 12/31/20	Unaudited Six Months Ended 6/30/21	Year Ended 12/31/20

Operations

Net investment income (loss)	$5,170,026	$8,229,508	$711,311	$763,753

Net realized gain (loss) from:

Investments and foreign currency	23,683,248	(8,819,624)	4,512,362	(638,998)

Futures contracts	—	—	—	—

Change in net unrealized appreciation (depreciation) of:

Investments and foreign currency	5,752,669	(16,594,704)	4,060,462	4,912,232

Futures contracts	—	—	—	—

Net increase (decrease) in net assets from operations	34,605,943	(17,184,820)	9,284,135	5,036,987

Distributions to Shareholders

Dividends:

Class A Shares	—	(610,511)	(794)	(1,051)

Class C Shares	—	(128,020)	(191)	(667)

Class R3 Shares(1)	—	(2,658)	—	—

Class R6 Shares	—	(1,787,597)	(773,600)	(1,702,248)

Class I Shares	—	(6,941,931)	(16,847)	(5,631)

Decrease in net assets from distributions to shareholders	—	(9,470,717)	(791,432)	(1,709,597)

Fund Share Transactions

Proceeds from sale of shares	84,902,487	175,535,225	3,536,502	26,732,246

Proceeds from shares issued to shareholders due to reinvestment of distributions	—	6,595,453	447,019	840,457

	84,902,487	182,130,678	3,983,521	27,572,703

Cost of shares redeemed	(73,030,173)	(165,539,064)	(96,725)	(136,501)

Net increase (decrease) in net assets from Fund share transactions	11,872,314	16,591,614	3,886,796	27,436,202

Net increase (decrease) in net assets	46,478,257	(10,063,923)	12,379,499	30,763,592

Net assets at the beginning of period	609,679,092	619,743,015	58,731,124	27,967,532

Net assets at the end of period	$656,157,349	$609,679,092	$71,110,623	$58,731,124

(1)

Class R3 Shares of Global Infrastructure and Real Estate Securities converted to Class A Shares at the close of business on June 4, 2021, and are no longer available for dividend reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)

	Real Asset Income		Real Estate Securities
	Unaudited Six Months Ended 6/30/21	Year Ended 12/31/20	Unaudited Six Months Ended 6/30/21	Year Ended 12/31/20

Operations

Net investment income (loss)	$35,922,436	$76,346,037	$22,819,634	$34,582,405

Net realized gain (loss) from:

Investments and foreign currency	66,244,807	(253,449,443)	172,456,645	(60,061,464)

Futures contracts	1,757,097	(1,513,596)	—	—

Change in net unrealized appreciation (depreciation) of:

Investments and foreign currency	14,376,018	2,745,237	236,989,818	(189,321,504)

Futures contracts	(548,735)	67,635	—	—

Net increase (decrease) in net assets from operations	117,751,623	(175,804,130)	432,266,097	(214,800,563)

Distributions to Shareholders

Dividends:

Class A Shares	(3,609,786)	(8,322,205)	(1,434,760)	(5,074,310)

Class C Shares	(2,467,326)	(6,771,926)	(51,582)	(396,370)

Class R3 Shares(1)	—	—	(47,135)	(340,462)

Class R6 Shares	(5,142,540)	(5,360,790)	(5,023,398)	(13,385,125)

Class I Shares	(21,002,105)	(65,114,685)	(16,436,450)	(48,899,918)

Decrease in net assets from distributions to shareholders	(32,221,757)	(85,569,606)	(22,993,325)	(68,096,185)

Fund Share Transactions

Proceeds from sale of shares	156,550,022	609,855,057	333,811,150	576,399,850

Proceeds from shares issued to shareholders due to reinvestment of distributions	30,193,094	78,076,488	18,886,159	55,749,963

	186,743,116	687,931,545	352,697,309	632,149,813

Cost of shares redeemed	(342,865,512)	(1,062,944,740)	(444,050,639)	(1,039,354,881)

Net increase (decrease) in net assets from Fund share transactions	(156,122,396)	(375,013,195)	(91,353,330)	(407,205,068)

Net increase (decrease) in net assets	(70,592,530)	(636,386,931)	317,919,442	(690,101,816)

Net assets at the beginning of period	1,608,861,015	2,245,247,946	2,245,634,667	2,935,736,483

Net assets at the end of period	$1,538,268,485	$1,608,861,015	$2,563,554,109	$2,245,634,667

(1)

Class R3 Shares of Global Infrastructure and Real Estate Securities converted to Class A Shares at the close of business on June 4, 2021, and are no longer available for dividend reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

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Financial Highlights

Global Infrastructure

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended December 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV

Class A (12/07)

2021(f)	$10.97	$0.08	$0.53	$0.61	$—	$—	$—	$—	$11.58

2020	11.45	0.13	(0.46)	(0.33)	(0.11)	(0.04)	—	(0.15)	10.97

2019	9.48	0.22	2.56	2.78	(0.20)	(0.61)	—	(0.81)	11.45

2018	10.93	0.20	(1.05)	(0.85)	(0.22)	(0.36)	(0.02)	(0.60)	9.48

2017	9.69	0.22	1.66	1.88	(0.23)	(0.41)	—	(0.64)	10.93

2016	9.75	0.25	0.49	0.74	(0.30)	(0.50)	—	(0.80)	9.69

Class C (11/08)

2021(f)	10.87	0.04	0.52	0.56	—	—	—	—	11.43

2020	11.35	0.05	(0.46)	(0.41)	(0.03)	(0.04)	—	(0.07)	10.87

2019	9.41	0.14	2.52	2.66	(0.11)	(0.61)	—	(0.72)	11.35

2018	10.85	0.12	(1.04)	(0.92)	(0.14)	(0.36)	(0.02)	(0.52)	9.41

2017	9.62	0.14	1.65	1.79	(0.15)	(0.41)	—	(0.56)	10.85

2016	9.69	0.16	0.49	0.65	(0.22)	(0.50)	—	(0.72)	9.62

Class R6 (6/16)

2021(f)	10.96	0.10	0.52	0.62	—	—	—	—	11.58

2020	11.42	0.16	(0.44)	(0.28)	(0.14)	(0.04)	—	(0.18)	10.96

2019	9.47	0.26	2.54	2.80	(0.24)	(0.61)	—	(0.85)	11.42

2018	10.91	0.22	(1.03)	(0.81)	(0.25)	(0.36)	(0.02)	(0.63)	9.47

2017	9.65	0.27	1.66	1.93	(0.26)	(0.41)	—	(0.67)	10.91

2016(e)	11.06	0.11	(0.67)	(0.56)	(0.35)	(0.50)	—	(0.85)	9.65

Class I (12/07)

2021(f)	10.93	0.09	0.53	0.62	—	—	—	—	11.55

2020	11.40	0.15	(0.44)	(0.29)	(0.14)	(0.04)	—	(0.18)	10.93

2019	9.44	0.25	2.54	2.79	(0.22)	(0.61)	—	(0.83)	11.40

2018	10.89	0.22	(1.04)	(0.82)	(0.25)	(0.36)	(0.02)	(0.63)	9.44

2017	9.66	0.26	1.64	1.90	(0.26)	(0.41)	—	(0.67)	10.89

2016	9.73	0.27	0.50	0.77	(0.34)	(0.50)	—	(0.84)	9.66

See accompanying notes to financial statements.

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

5.56%	$49,283	1.33	%*	1.31	%*	1.21	%*	1.43	%*	67%

(2.76)	44,235	1.35		1.11		1.22		1.24		181

29.27	57,379	1.36		1.85		1.22		1.99		144

(7.88)	55,856	1.35		1.74		1.22		1.87		174

19.38	87,876	1.42		1.85		1.22		2.05		161

7.61	70,173	1.45		2.20		1.22		2.42		149

5.15	15,118	2.08	*	0.57	*	1.96	*	0.68	*	67

(3.56)	18,465	2.10		0.37		1.97		0.49		181

28.37	24,640	2.11		1.11		1.97		1.26		144

(8.60)	24,556	2.11		1.00		1.97		1.13		174

18.55	29,227	2.17		1.11		1.97		1.31		161

6.71	22,868	2.21		1.30		1.97		1.53		149

5.66	121,020	1.00	*	1.64	*	0.88	*	1.76	*	67

(2.39)	107,342	1.01		1.44		0.88		1.57		181

29.70	60,187	1.03		2.11		0.89		2.26		144

(7.56)	11,520	1.02		1.93		0.89		2.06		174

19.95	19,575	1.02		2.24		0.80		2.46		161

(5.08)	7,627	1.09	*	1.78	*	0.86	*	2.02	*	149

5.67	470,736	1.08	*	1.56	*	0.96	*	1.68	*	67

(2.55)	439,399	1.10		1.37		0.97		1.50		181

29.69	477,180	1.11		2.10		0.97		2.24		144

(7.67)	345,782	1.10		1.98		0.97		2.11		174

19.61	472,564	1.17		2.14		0.97		2.34		161

7.91	314,001	1.20		2.30		0.97		2.54		149

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investment in Derivatives) divided by the average long-term market value during the period.

(e)	For the period June 30, 2016 (commencement of operations) through December 31, 2016.
(f)	Unaudited. For the six months ended June 30, 2021.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Global Real Estate Securities

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended December 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV

Class A (03/18)

2021(f)	$21.25	$0.27	$2.99	$3.26	$(0.24)	$—	$(0.24)	$24.27

2020	22.22	0.30	(0.64)	(0.34)	(0.45)	(0.18)	(0.63)	21.25

2019	19.07	0.36	4.84	5.20	(1.33)	(0.72)	(2.05)	22.22

2018(e)	20.00	0.32	(0.54)	(0.22)	(0.53)	(0.18)	(0.71)	19.07

Class C (03/18)

2021(f)	21.25	0.12	3.05	3.17	(0.15)	—	(0.15)	24.27

2020	22.21	0.14	(0.62)	(0.48)	(0.30)	(0.18)	(0.48)	21.25

2019	19.06	0.19	4.84	5.03	(1.16)	(0.72)	(1.88)	22.21

2018(e)	20.00	0.20	(0.55)	(0.35)	(0.41)	(0.18)	(0.59)	19.06

Class R6 (03/18)

2021(f)	21.27	0.25	3.05	3.30	(0.28)	—	(0.28)	24.29

2020	22.23	0.37	(0.63)	(0.26)	(0.52)	(0.18)	(0.70)	21.27

2019	19.07	0.43	4.85	5.28	(1.40)	(0.72)	(2.12)	22.23

2018(e)	20.00	0.37	(0.55)	(0.18)	(0.57)	(0.18)	(0.75)	19.07

Class I (03/18)

2021(f)	21.25	0.27	3.03	3.30	(0.27)	—	(0.27)	24.28

2020	22.22	0.34	(0.63)	(0.29)	(0.50)	(0.18)	(0.68)	21.25

2019	19.07	0.47	4.79	5.26	(1.39)	(0.72)	(2.11)	22.22

2018(e)	20.00	0.36	(0.54)	(0.18)	(0.57)	(0.18)	(0.75)	19.07

See accompanying notes to financial statements.

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

15.37%	$102	2.07	%*	1.63	%*	1.29	%*	2.40	%*	68%

(1.32)	37	2.45		0.33		1.30		1.48		159

27.55	35	3.21		(0.31)		1.30		1.60		198

(1.21)	24	2.65	*	0.67	*	1.30	*	2.02	*	161

14.95	30	2.82	*	0.33	*	2.05	*	1.11	*	68

(2.04)	27	3.20		(0.44)		2.05		0.71		159

26.56	33	3.96		(1.05)		2.05		0.86		198

(1.77)	24	3.41	*	(0.09	)*	2.05	*	1.27	*	161

15.54	69,245	1.71	*	1.46	*	0.94	*	2.23	*	68

(0.95)	58,480	2.15		0.72		1.00		1.87		159

27.91	27,709	2.88		0.01		0.97		1.93		198

(0.97)	23,770	2.38	*	0.94	*	1.02	*	2.30	*	161

15.56	1,733	1.82	*	1.62	*	1.04	*	2.40	*	68

(1.02)	188	2.20		0.56		1.05		1.71		159

27.80	190	2.96		0.15		1.05		2.06		198

(1.03)	26	2.42	*	0.86	*	1.05	*	2.24	*	161

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investment in Derivatives) divided by the average long-term market value during the period.

(e)	For the period March 20, 2018 (commencement of operations) though December 31, 2018.
(f)	Unaudited. For the six months ended June 30, 2021.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Real Asset Income

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended December 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV

Class A (9/11)

2021(f)	$22.75	$0.53	$1.23	$1.76	$(0.47)	$—	$—	$(0.47)	$24.04

2020	24.76	0.90	(1.91)	(1.01)	(1.00)	—	—	(1.00)	22.75

2019	21.46	0.99	3.73	4.72	(1.38)	—	(0.04)	(1.42)	24.76

2018	24.14	1.12	(2.61)	(1.49)	(1.07)	—	(0.12)	(1.19)	21.46

2017	22.76	1.11	1.59	2.70	(1.32)	—	—	(1.32)	24.14

2016	21.87	1.08	1.00	2.08	(1.12)	—	(0.07)	(1.19)	22.76

Class C (9/11)

2021(f)	22.76	0.44	1.24	1.68	(0.39)	—	—	(0.39)	24.05

2020	24.77	0.73	(1.90)	(1.17)	(0.84)	—	—	(0.84)	22.76

2019	21.47	0.81	3.74	4.55	(1.21)	—	(0.04)	(1.25)	24.77

2018	24.15	0.95	(2.62)	(1.67)	(0.89)	—	(0.12)	(1.01)	21.47

2017	22.77	0.94	1.59	2.53	(1.15)	—	—	(1.15)	24.15

2016	21.89	0.91	0.99	1.90	(0.95)	—	(0.07)	(1.02)	22.77

Class R6 (6/16)

2021(f)	22.87	0.57	1.25	1.82	(0.51)	—	—	(0.51)	24.18

2020	24.89	1.00	(1.95)	(0.95)	(1.07)	—	—	(1.07)	22.87

2019	21.56	1.10	3.73	4.83	(1.46)	—	(0.04)	(1.50)	24.89

2018	24.24	1.20	(2.63)	(1.43)	(1.13)	—	(0.12)	(1.25)	21.56

2017	22.83	1.22	1.58	2.80	(1.39)	—	—	(1.39)	24.24

2016(e)	23.49	0.48	(0.57)	(0.09)	(0.50)	—	(0.07)	(0.57)	22.83

Class I (9/11)

2021(f)	22.75	0.55	1.25	1.80	(0.50)	—	—	(0.50)	24.05

2020	24.76	0.94	(1.90)	(0.96)	(1.05)	—	—	(1.05)	22.75

2019	21.46	1.05	3.73	4.78	(1.44)	—	(0.04)	(1.48)	24.76

2018	24.14	1.18	(2.61)	(1.43)	(1.13)	—	(0.12)	(1.25)	21.46

2017	22.76	1.18	1.58	2.76	(1.38)	—	—	(1.38)	24.14

2016	21.88	1.14	0.98	2.12	(1.17)	—	(0.07)	(1.24)	22.76

See accompanying notes to financial statements.

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

7.87%	$186,244	1.14	%*	4.58	%*	1.14	%*	4.58	%*	39%

(3.71)	173,139	1.16		4.16		1.16		4.17		104

22.39	220,665	1.14		4.16		1.14		4.16		85

(6.38)	178,651	1.14		4.85		1.14		4.85		94

12.07	225,282	1.15		4.64		1.15		4.64		84

9.60	234,495	1.18		4.72		1.16		4.74		89

7.44	143,138	1.89	*	3.77	*	1.89	*	3.77	*	39

(4.43)	156,391	1.91		3.40		1.91		3.41		104

21.50	217,976	1.89		3.41		1.89		3.41		85

(7.09)	186,043	1.89		4.10		1.89		4.11		94

11.25	241,844	1.90		3.94		1.90		3.94		84

8.74	182,744	1.93		3.97		1.91		3.99		89

8.05	235,890	0.81	*	4.91	*	0.81	*	4.91	*	39

(3.40)	223,948	0.82		4.62		0.81		4.63		104

22.82	80,903	0.80		4.59		0.80		4.59		85

(6.08)	27,654	0.81		5.18		0.81		5.19		94

12.47	29,332	0.81		5.10		0.81		5.10		84

(0.43)	7,237	0.84	*	4.08	*	0.82	*	4.11	*	89

8.00	972,997	0.89	*	4.78	*	0.89	*	4.78	*	39

(3.47)	1,055,383	0.91		4.37		0.91		4.37		104

22.69	1,725,703	0.89		4.42		0.89		4.42		85

(6.13)	1,312,280	0.89		5.10		0.89		5.11		94

12.35	1,607,267	0.90		4.96		0.90		4.96		84

9.82	846,584	0.93		4.98		0.91		5.00		89

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investment in Derivatives) divided by the average long-term market value during the period.

(e)	For the period June 30, 2016 (commencement of operations) through December 31, 2016.
(f)	Unaudited. For the six months ended June 30, 2021.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Real Estate Securities

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended December 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV

Class A (9/95)

2021(f)	$18.40	$0.17	$3.45	$3.62	$(0.17)	$—	$(0.17)	$21.85

2020	20.22	0.21	(1.54)	(1.33)	(0.14)	(0.35)	(0.49)	18.40

2019	18.03	0.33	4.16	4.49	(0.33)	(1.97)	(2.30)	20.22

2018	20.23	0.31	(1.43)	(1.12)	(0.34)	(0.74)	(1.08)	18.03

2017	21.75	0.32	0.85	1.17	(0.37)	(2.32)	(2.69)	20.23

2016	22.66	0.31	1.14	1.45	(0.31)	(2.05)	(2.36)	21.75

Class C (2/00)

2021(f)	17.80	0.07	3.35	3.42	(0.09)	—	(0.09)	21.13

2020	19.55	0.06	(1.46)	(1.40)	—	(0.35)	(0.35)	17.80

2019	17.49	0.16	4.03	4.19	(0.16)	(1.97)	(2.13)	19.55

2018	19.63	0.17	(1.39)	(1.22)	(0.18)	(0.74)	(0.92)	17.49

2017	21.18	0.15	0.82	0.97	(0.20)	(2.32)	(2.52)	19.63

2016	22.11	0.12	1.12	1.24	(0.12)	(2.05)	(2.17)	21.18

Class R6 (4/13)

2021(f)	18.98	0.21	3.56	3.77	(0.22)	—	(0.22)	22.53

2020	20.85	0.30	(1.59)	(1.29)	(0.23)	(0.35)	(0.58)	18.98

2019	18.54	0.44	4.27	4.71	(0.43)	(1.97)	(2.40)	20.85

2018	20.75	0.44	(1.51)	(1.07)	(0.40)	(0.74)	(1.14)	18.54

2017	22.23	0.46	0.82	1.28	(0.44)	(2.32)	(2.76)	20.75

2016	23.07	0.43	1.16	1.59	(0.38)	(2.05)	(2.43)	22.23

Class I (6/95)

2021(f)	18.74	0.20	3.51	3.71	(0.20)	—	(0.20)	22.25

2020	20.59	0.27	(1.58)	(1.31)	(0.19)	(0.35)	(0.54)	18.74

2019	18.34	0.39	4.22	4.61	(0.39)	(1.97)	(2.36)	20.59

2018	20.55	0.39	(1.47)	(1.08)	(0.39)	(0.74)	(1.13)	18.34

2017	22.07	0.40	0.84	1.24	(0.44)	(2.32)	(2.76)	20.55

2016	22.97	0.38	1.15	1.53	(0.38)	(2.05)	(2.43)	22.07

See accompanying notes to financial statements.

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

19.72%	$188,704	1.27	%*	1.69	%*	58%

(6.37)	176,739	1.30		1.20		135

25.24	249,172	1.30		1.56		109

(5.78)	264,414	1.26		1.61		131

5.34	459,034	1.29		1.47		131

6.58	679,318	1.30		1.32		139

19.25	11,486	2.03	*	0.74	*	58

(7.03)	14,874	2.05		0.32		135

24.28	37,352	2.06		0.79		109

(6.46)	43,152	2.02		0.89		131

4.59	66,953	2.04		0.71		131

5.76	89,123	2.05		0.55		139

19.92	510,540	0.88	*	2.06	*	58

(5.95)	437,016	0.90		1.66		135

25.74	479,973	0.88		2.03		109

(5.39)	346,185	0.88		2.21		131

5.78	277,978	0.87		2.04		131

7.05	307,921	0.87		1.83		139

19.84	1,852,824	1.02	*	1.93	*	58

(6.12)	1,604,544	1.05		1.46		135

25.56	2,148,012	1.06		1.80		109

(5.51)	2,302,536	1.02		1.96		131

5.61	2,945,935	1.04		1.78		131

6.79	3,497,055	1.05		1.61		139

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investment in Derivatives) divided by the average long-term market value during the period.

(f)	Unaudited. For the six months ended June 30, 2021.
*	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information

Trust and Fund Information

Nuveen Investment Funds, Inc. and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) as amended. Nuveen Investment Funds, Inc. is comprised of Nuveen Global Infrastructure Fund (“Global Infrastructure”), Nuveen Real Asset Income Fund (“Real Asset Income”) and Nuveen Real Estate Securities Fund (“Real Estate Securities”), among others, and Nuveen Investment Trust V is comprised of Nuveen Global Real Estate Securities Fund (“Global Real Estate Securities”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987 and Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27, 2006.

The end of the reporting period for the Funds is June 30, 2021, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2021 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years (ten years prior to march 1, 2021) after purchase. Class R6 Shares and I Shares are sold without an up-front sales charge. Class R3 Shares were also sold without an up-front sales charge and converted to Class A after the close of business on June 4, 2021.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

Neither Trust pays compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the “Board”) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character.

Foreign Currency Transactions and Translation

The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at each prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the end of the reporting period, the following Funds’ investments in non-U.S. securities were as follows:

Global Infrastructure	Value	% of Net Assets
Country:
Canada	$56,884,830	8.7%
Australia	51,503,989	7.8
France	48,330,126	7.4
Spain	41,557,798	6.3
Italy	37,716,423	5.7
Mexico	22,972,571	3.5
Germany	15,248,887	2.3
New Zealand	13,360,675	2.0
Japan	10,488,574	1.6
Other	58,392,115	9.0
Total non-U.S securities	$356,455,988	54.3%

Global Real Estate Securities
Country:
Japan	$7,807,158	11.0%
Germany	5,227,619	7.3
Hong Kong	3,600,046	5.1
United Kingdom	3,360,549	4.7
Australia	2,335,192	3.3
Singapore	2,286,428	3.2
Canada	2,185,396	3.1
Sweden	1,696,810	2.4
France	915,300	1.3
Other	3,426,417	4.8
Total non-U.S securities	$32,840,915	46.2%

Notes to Financial Statements (Unaudited) (continued)

Real Asset Income	Value	% of Net Assets
Country:
Canada	$217,410,972	14.1%
Australia	75,040,145	4.9
United Kingdom	58,933,669	3.8
Singapore	45,520,849	3.0
Spain	44,437,886	2.9
Hong Kong	34,111,016	2.2
Italy	24,858,097	1.6
Germany	19,660,315	1.3
France	19,640,529	1.3
Other	158,014,971	10.3
Total	$697,628,449	45.4%

Indemnifications

Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations

Income and expenses of Global Infrastructure, Global Real Estate Securities and Real Estate Securities that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class. Income and expenses of Real Asset Income that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets for Global Infrastructure, Global Real Estate Securities and Real Estate Securities and relative settled shares for Real Asset Income.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continually evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 will become effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or 2.

Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Notes to Financial Statements (Unaudited) (continued)

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Global Infrastructure	Level 1	Level 2		Level 3	Total
Long-Term Investments*:
Common Stocks	$320,511,933	$252,869,890	**	$—	$573,381,823
Real Estate Investment Trust Common Stocks	64,160,116	—		—	64,160,116
Investment Companies	2,234,501	—		—	2,234,501
Short-Term Investments:
Repurchase Agreements	—	13,100,988		—	13,100,988
Total	$386,906,550	$265,970,878		$—	$652,877,428

Global Real Estate Securities
Long-Term Investments*:
Real Estate Investment Trust Common Stocks	$41,328,962	$12,626,193	**	$—	$53,955,155
Common Stocks	3,127,680	13,550,376	**	—	16,678,056
Short-Term Investments:
Repurchase Agreements	—	918,749		—	918,749
Total	$44,456,642	$27,095,318		$—	$71,551,960

Real Asset Income
Long-Term Investments*:
Common Stocks	$188,372,454	$196,777,669	**	$—	$385,150,123
Real Estate Investment Trust Common Stocks	244,355,060	115,009,181	**	—	359,364,241
Corporate Bonds	—	230,701,641		—	230,701,641
$25 Par (or similar) Retail Preferred	209,924,384	9,117,096	**	—	219,041,480
$1,000 Par (or similar) Institutional Preferred	—	153,259,000		—	153,259,000
Convertible Preferred Securities	100,385,851	3,579,398	**	—	103,965,249
Investment Companies	9,524,754	—		—	9,524,754
Convertible Bonds	—	9,326,958		—	9,326,958
Variable Rate Senior Loan Interests	—	5,806,241		—	5,806,241
Asset-Backed Securities	—	4,947,774		—	4,947,774
Investments Purchased with Collateral from Securities Lending	5,787,587	—		—	5,787,587
Short-Term Investments:
Repurchase Agreements	—	32,241,055		—	32,241,055
Investments in Derivatives:
Futures Contracts***	(481,100)	—		—	(481,100)
Total	$757,868,990	$760,766,013		$—	$1,518,635,003

Real Estate Securities
Long-Term Investments*:
Real Estate Investment Trust Common Stocks	$2,517,349,556	$—		$—	$2,517,349,556
Common Stocks	23,094,898	—		—	23,094,898
Short-Term Investments:
Repurchase Agreements	—	24,629,599		—	24,629,599
Total	$2,540,444,454	$24,629,599		$—	$2,565,074,053
*	Refer to the Fund’s Portfolio of Investments for industry and country classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
***	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, Real Asset Income may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Fund had no such outstanding unfunded senior loan commitments.

Participation Commitments

With respect to the senior loans held in Real Asset Income’s portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Fund had no such outstanding participation commitments.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty
Global Infrastructure	Fixed Income Clearing Corporation	$13,100,988	$(13,363,088)
Global Real Estate Securities	Fixed Income Clearing Corporation	918,749	(937,135)
Real Asset Income	Fixed Income Clearing Corporation	32,241,055	(32,885,924)
Real Estate Securities	Fixed Income Clearing Corporation	24,629,599	(25,122,277)

Securities Lending

Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The resulting loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statements of Operations.

As of the end of the current reporting period, the total value of the securities on loan and the total value of collateral received were as follows:

Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
Real Asset Income
	Corporate Bonds	$521,401	$538,032
	$25 Par (or similar) Retail Preferred	1,583,055	1,613,300
	$1000 Par (or similar) Institutional Preferred	3,564,842	3,636,255
Total		$5,669,298	$5,787,587

Notes to Financial Statements (Unaudited) (continued)

Investment Transactions

Long-term purchases and sales (including maturities but excluding investments purchased with collateral from securities lending and derivative transactions, where applicable) during the current fiscal period were as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Purchases	$436,736,094	$46,885,959	$590,439,976	$1,359,191,634
Sales and maturities	413,606,317	42,871,165	754,211,959	1,432,776,696

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as ‘‘initial margin,’’ into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as ‘‘Cash collateral at broker for investments in futures contracts’’ on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days ‘‘mark-to-market’’ of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as ‘‘variation margin.’’ Variation margin is recognized as a receivable and/or payable for ‘‘Variation margin on futures contracts’’ on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by ‘‘marking-to market’’ on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of ‘‘Change in net unrealized appreciation (depreciation) of futures contracts’’ on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of ‘‘Net realized gain (loss) from futures contracts’’ on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, Real Asset Income continued using interest rate futures contracts to partially hedge the portfolio against movements in interest rates.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Real Asset Income
Average notional amount of futures contracts outstanding*	$31,152,074
*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Fund as of end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Real Asset Income
Interest rate	Futures contracts	—	$—	Payable for variation margin on futures contracts*	$(481,100)
*

Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
Real Asset Income	Interest rate	Futures contracts	$1,757,097	$(548,735)

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 6/30/21		Year Ended 12/31/20
Global Infrastructure	Shares	Amount	Shares	Amount
Shares sold:
Class A	634,169	$6,982,319	599,211	$6,202,488
Class A – automatic conversion of Class C Shares	374	4,216	8,770	91,612
Class A – automatic conversion of Class R3 Shares	6,992	82,860	—	—
Class C	104,388	1,182,149	136,315	1,389,573
Class R3(1)	1,062	11,808	3,124	33,000
Class R6	976,084	10,894,597	4,772,433	47,197,004
Class I	5,893,873	65,744,538	11,876,825	120,621,548
Shares issued to shareholders due to reinvestment of distributions:
Class A	—	—	54,159	587,139
Class C	—	—	11,485	121,585
Class R3(1)	—	—	242	2,658
Class R6	—	—	119,400	1,295,744
Class I	—	—	424,319	4,588,327
	7,616,942	84,902,487	18,006,283	182,130,678
Shares redeemed:
Class A	(415,563)	(4,647,609)	(1,644,157)	(16,956,333)
Class C	(479,178)	(5,137,448)	(612,147)	(6,097,375)
Class C – automatic conversion to Class A Shares	(378)	(4,216)	(8,857)	(91,612)
Class R3(1)	(15,527)	(172,038)	(12,778)	(133,348)
Class R3(1) – automatic conversion to Class A Shares	(6,882)	(82,859)	—	—
Class R6	(320,473)	(3,704,481)	(363,446)	(3,706,374)
Class I	(5,320,999)	(59,281,522)	(13,961,688)	(138,554,022)
	(6,559,000)	(73,030,173)	(16,603,073)	(165,539,064)
Net increase (decrease)	1,057,942	$11,872,314	1,403,210	$16,591,614

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 6/30/21		Year Ended 12/31/20
Global Real Estate Securities	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,458	$61,887	143	$3,000
Class C	—	—	220	5,000
Class R6	85,162	2,096,191	1,467,713	26,694,142
Class I	63,269	1,378,424	1,459	30,104
Shares issued to shareholders due to reinvestment of distributions:
Class A	21	496	13	260
Class C	—	—	3	63
Class R6	18,305	430,009	40,556	835,357
Class I	702	16,514	238	4,777
	169,917	3,983,521	1,510,345	27,572,703
Shares redeemed:
Class A	(13)	(308)	—	—
Class C	—	—	(473)	(9,800)
Class R6	(2,676)	(64,697)	(4,934)	(100,932)
Class I	(1,439)	(31,720)	(1,401)	(25,769)
	(4,128)	(96,725)	(6,808)	(136,501)
Net increase (decrease)	165,789	$3,886,796	1,503,537	$27,436,202

	Six Months Ended 6/30/21		Year Ended 12/31/20
Real Asset Income	Shares	Amount	Shares	Amount
Shares sold:
Class A	941,230	$21,895,829	1,902,997	$41,643,734
Class A – automatic conversion of Class C Shares	9,393	219,399	17	377
Class C	223,602	5,223,229	624,853	14,107,617
Class R6	689,751	16,106,319	6,941,969	149,718,990
Class I	4,847,136	113,105,246	18,457,873	404,384,339
Shares issued to shareholders due to reinvestment of distributions:
Class A	148,731	3,467,552	377,857	8,022,999
Class C	100,673	2,344,308	301,387	6,398,946
Class R6	217,313	5,092,778	245,647	5,290,262
Class I	828,285	19,288,456	2,754,414	58,364,281
	8,006,114	186,743,116	31,607,014	687,931,545
Shares redeemed:
Class A	(965,761)	(22,461,514)	(3,581,869)	(75,610,634)
Class C	(1,236,280)	(28,740,800)	(2,854,626)	(59,762,014)
Class C – automatic conversion to Class A Shares	(9,390)	(219,399)	(17)	(377)
Class R6	(943,684)	(22,870,126)	(645,459)	(13,575,100)
Class I	(11,610,998)	(268,573,673)	(44,519,529)	(913,996,615)
	(14,766,113)	(342,865,512)	(51,601,500)	(1,062,944,740)
Net increase (decrease)	(6,759,999)	$(156,122,396)	(19,994,486)	$(375,013,195)

	Six Months Ended 6/30/21		Year Ended 12/31/20
Real Estate Securities	Shares	Amount	Shares	Amount
Shares sold:
Class A	882,884	$17,518,232	2,345,637	$41,463,348
Class A – automatic conversion of Class C Shares	1,566	31,314	1,555	27,275
Class A – automatic conversion of Class R3 Shares	551,348	12,102,095	—	—
Class C	30,534	600,129	67,657	1,202,432
Class R3(1)	42,137	845,650	135,825	2,465,994
Class R6	3,786,863	77,827,539	7,414,430	137,949,137
Class I	11,021,867	224,886,191	21,849,716	393,291,664
Shares issued to shareholders due to reinvestment of distributions:
Class A	61,796	1,277,442	268,602	4,588,210
Class C	2,389	47,453	20,631	340,778
Class R3(1)	2,323	46,381	19,140	332,810
Class R6	206,454	4,395,112	678,888	11,972,957
Class I	623,442	13,119,771	2,212,738	38,515,208
	17,213,603	352,697,309	35,014,819	632,149,813
Shares redeemed:
Class A	(2,466,494)	(47,415,674)	(5,336,199)	(93,804,390)
Class C	(323,565)	(6,038,720)	(1,161,692)	(19,696,843)
Class C – automatic conversion to Class A Shares	(1,620)	(31,314)	(1,611)	(27,275)
Class R3(1)	(167,655)	(3,458,672)	(521,277)	(9,168,712)
Class R3(1) – automatic conversion to Class A Shares	(541,481)	(12,102,095)	—	—
Class R6	(4,363,373)	(93,101,760)	(8,082,093)	(145,998,249)
Class I	(14,009,102)	(281,902,404)	(42,773,861)	(770,659,412)
	(21,873,290)	(444,050,639)	(57,876,733)	(1,039,354,881)
Net increase (decrease)	(4,659,687)	$(91,353,330)	(22,861,914)	$(407,205,068)

(1)	Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021, and are no longer available for dividend reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2021.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Tax cost of investments	$555,296,988	$62,257,949	$1,405,545,879	$1,880,349,451
Gross unrealized:
Appreciation	$116,460,142	$12,113,934	$162,340,422	$773,893,196
Depreciation	(18,879,702)	(2,819,923)	(49,251,298)	(89,168,594)
Net unrealized appreciation (depreciation) of investments	$97,580,440	$9,294,011	$113,089,124	$684,724,602

Permanent differences, primarily due to federal taxes paid, foreign currency transactions, distribution reallocations, bond premium amortization adjustments, investments in passive foreign investment companies, investments in partnerships, REIT adjustments, Sec. 305(c) adjustments, and complex securities character adjustments, resulted in reclassifications among the Funds’ components of net assets as of December 31, 2020, the Funds’ last tax year end.

Notes to Financial Statements (Unaudited) (continued)

The tax components of undistributed net ordinary income and net long-term capital gains as of December 31, 2020, the Funds’ last tax year end, were as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Undistributed net ordinary income[1]	$2,239,998	$963,117	$4,730,444	$11,453,669
Undistributed net long-term capital gains	—	—	—	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended December 31, 2020 was designated for purposes of the dividends paid deduction as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Distributions from net ordinary income[1]	$8,389,679	$1,638,830	$85,569,606	$39,977,994
Distributions from net long-term capital gains	1,081,038	70,767	—	28,118,191
Return of capital	—	—	—	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

As of December 31, 2020, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Not subject to expiration:
Short-term	$8,478,852	$—	$173,421,038	$17,644,686
Long-term	—	78,398	93,526,958	—
Total	$8,478,852	$78,398	$266,947,996	$17,644,686

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:

Average Daily Net Assets	Global Infrastructure and Global Real Estate Securities	Real Estate Securities
For the first $125 million	0.7500%	0.7000%
For the next $125 million	0.7375	0.6875
For the next $250 million	0.7250	0.6750
For the next $500 million	0.7125	0.6625
For the next $1 billion	0.7000	0.6500
For the next $3 billion	0.6750	0.6250
For the next $2.5 billion	0.6500	0.6000
For the next $2.5 billion	0.6375	0.5875
For net assets over $10 billion	0.6250	0.5750

Average Daily Net Assets	Real Asset Income
For the first $125 million	0.6000%
For the next $125 million	0.5875
For the next $250 million	0.5750
For the next $500 million	0.5625
For the next $1 billion	0.5500
For the next $3 billion	0.5250
For the next $5 billion	0.5000
For net assets over $10 billion	0.4875

The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and (except for Global Real Estate Securities and Real Asset Income) making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex level fee schedule for each Fund is as follows:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Advisor during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of June 30, 2021, the complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee
Global Infrastructure	0.1638%
Global Real Estate Securities	0.1539%
Real Asset Income	0.1539%
Real Estate Securities	0.1952%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for the Class R6 Shares will be less than the expense limitation. The expense limitations that expire may be terminated or modified prior to that date only with the approval of the Board.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date
Global Infrastructure	1.00%	July 31, 2023
Global Real Estate Securities	1.09	July 31, 2023
Real Asset Income	0.95	July 31, 2023
Real Estate Securities	0.97	July 31, 2023

Distribution and Service Fees

Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R3 Shares incurred a 0.25% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Notes to Financial Statements (Unaudited) (continued)

Other Transactions with Affiliates

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Sales charges collected	$47,540	$275	$110,481	$26,943
Paid to financial intermediaries	43,134	250	98,945	23,874

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Commission advances	$20,365	$—	$65,821	$8,342

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on C Shares during the first year following a purchase were retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
12b-1 fees retained	$5,656	$66	$44,521	$4,412

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
CDSC retained	$925	$—	$540	$405

As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:

Global Real Estate Securities
TIAA owned shares	43%

8. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Funds did not utilize this facility.

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Additional Fund Information (Unaudited)

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606 Custodians State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services DST Asset Manager Solutions, Inc. (DST) P.O. Box 219140 Kansas City, MO 64121-9140 (800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FlNRA.org.

Liquidity Risk Management Program

(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.

At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.

In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each of the Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.

A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Funds did not exceed the 15% limit on Illiquid investments.

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Basis Point: One one-hundredth of one percentage point, or 0.01%. For example, 25 basis points equals 0.25%.

Beta: A measure of the volatility of a portfolio relative to the overall market. A beta less than 1.0 indicates lower risk than the market; a beta greater than 1.0 indicates higher risk than the market.

FTSE EPRA/Nareit (Financial Times Stock Exchange – European Public Real Estate Association/National Association of Real Estate Investment Trusts) Developed Index (Net): An index designed to track the performance of listed real estate companies and REITs worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Lipper Global Infrastructure Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Global Infrastructure Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Global Real Estate Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Global Real Estate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Real Estate Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Real Estate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Real Return Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Real Return Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

MSCI U.S. REIT Index: An unmanaged index that tracks the performance of real estate investment trusts (REITs). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Glossary of Terms Used in this Report (continued)

Real Asset Income Custom Blended Fund Performance Benchmark (old): A five index blend comprised of weightings approximating the Fund’s proposed portfolio. The Fund’s proposed portfolio may differ significantly from the blended portfolio and actual returns may be substantially lower. Benchmark returns do not include the effects of any sales charges or management fees.

Weighting Percentage	Index	Definition
28%	S&P Global Infrastructure Index (Net)	An unmanaged index comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements.
21%	FTSE EPRA/Nareit Developed Index (Net)	An index designed to track the performance of listed real estate companies and REITs worldwide.
18%	Wells Fargo Hybrid & Preferred Securities REIT Index	An Index designed to track the performance of preferred securities issued in the U.S. market by real estate investment trusts (REITs). The index is composed exclusively of preferred shares and depositary shares.
18%	Bloomberg Barclays U.S. Corporate High Yield Index	An index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.
15%	Bloomberg Barclays Global Capital Securities Index	An index that tracks fixed-rate, investment grade capital securities denominated in USD, EUR and GBP.

Real Asset Income Custom Blended Fund Performance Benchmark (new): (Effective April 1, 2021) A five index blend comprised of weightings approximating the Fund’s proposed portfolio. The Fund’s proposed portfolio may differ significantly from the blended portfolio and actual returns may be substantially lower. Performance prior to 4/1/2021 reflects the Real Asset Income Custom Blended Fund Performance Benchmark’s previous composition. Benchmark returns do not include the effects of any sales charges or management fees.

Weighting Percentage	Index	Definition
22%	S&P Global Infrastructure Index (Net)	An unmanaged index comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements.
25%	FTSE EPRA/Nareit Developed Index (Net)	An index designed to track the performance of listed real estate companies and REITs worldwide.
20%	ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index	An index designed to represent the performance of the energy and utilities subgroups of the ICE BofA All Capital Securities Index.
13%	FTSE Nareit Preferred Stock Index	An index that is designed to track the performance of the U.S. REITs preferred stocks.
20%	Bloomberg Barclays U.S. Corporate High Yield Index	An index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

S&P Global Infrastructure Index (Net): An index that provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Annual Investment Management Agreement Approval Process

(Unaudited)

At a meeting held on May 25-27, 2021 (the “May Meeting”), the Board of Directors or Trustees, as applicable (the “Board” and each Director or Trustee, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Although the 1940 Act requires that continuances of the Advisory Agreements (as defined below) be approved by the in-person vote of a majority of the Independent Board Members, the May Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The May Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.

Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to its annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the funds; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and portfolio teams, when feasible.

In addition, in connection with the annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its annual consideration of the renewal of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2020 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year.

In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements. Accordingly, on April 21-22, 2021 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting. The Board reviewed fund performance throughout the year and in its review, the Board recognized the volatile market conditions that occurred in early 2020 arising, in part, from the public health crisis caused by the novel coronavirus known as COVID-19 and the resulting impact on a fund’s performance for 2020 and thereafter. Accordingly, the Board considered performance data measured over various periods of time as summarized in more detail below.

The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.

The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided throughout the year and at the April and May Meetings, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements as well as the Board’s conclusions.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory and other developments. The Board accordingly considered the extensive resources, tools and capabilities available to the Adviser to operate and manage the Nuveen funds. With respect to the Adviser, as a general matter, some of these services it and its affiliates provide to the Nuveen funds include, but are not limited to: product management (such as setting dividends, analyzing fund expenses, providing competitive analysis, and providing due diligence support); investment oversight, risk management and securities valuation services (such as overseeing and reviewing the various sub-advisers to the Nuveen funds and their investment teams; analyzing fund performance and risk data; overseeing operational and risk management; participating in financial statement, marketing and risk disclosures; providing daily valuation services and developing related valuation policies, procedures and methodologies; periodic testing of audit and regulatory requirements; participating in product development and management processes; participating in leverage management, liquidity monitoring and counterparty credit oversight; providing due diligence and overseeing fund accounting and custody providers; overseeing third party pricing services and periodically assessing investment and liquidity risks); fund administration (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; overseeing the funds’ independent public accountants and other service providers; analyzing products and enhancements; and managing fund budgets and expenses); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as managing compliance policies; monitoring compliance with applicable fund policies and laws and regulations; devising internal compliance programs and a framework to review and assess compliance programs; evaluating the compliance programs of the various sub-advisers to the Nuveen funds and certain other service providers; responding to regulatory requests; and preparing compliance training materials); and legal support and oversight of outside law firms (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies).

In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2020 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:

•

Centralization of Functions – ongoing initiatives to centralize investment leadership, market approach and shared support functions within Nuveen and its affiliates in seeking to operate more effectively the business and enhance the services to the Nuveen funds;

•

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; and modifying portfolio management teams for various funds;

•

Investment Team Integrations – continuing to integrate and adjust the members of certain investment teams, in part, to allow greater access to tools and resources within the Nuveen organization and its affiliates;

•	Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds and facilitate regulatory or logistical changes;

•

Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;

•

Compliance Program Initiatives – continuing efforts to mitigate compliance risk, increase operating efficiencies, implement enhancements to strengthen key compliance program elements and support international business growth and other corporate objectives;

•

Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment teams; new products; changes to mandates, policies and benchmarks; and other management proposals;

•

Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting daily calculations and monitoring of risk measures across the Nuveen funds, instituting appropriate investment risk controls, providing risk reporting throughout the firm, participating in internal oversight committees, and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintains the valuation policies and procedures, facilitates valuation committee meetings, manages relationships with pricing vendors, and prepares relevant valuation reports and designs methods to simplify and enhance valuation workflow within the organization;

•

Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;

•

Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;

•

Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program designed to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and

•

Dividend Management Services – continuing to manage the dividends among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.

In its review, the Board recognized that Nuveen’s risk management, compliance, technology and operations capabilities are all integral to providing its investment management services to the Nuveen funds. Further, the Board noted the benefits to shareholders of investing in a Nuveen fund, as each Nuveen fund is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times as occurred in the market in the first half of 2020. The Board recognized the impact of the COVID-19 pandemic during the year and the adaptations required by service providers to continue to deliver their services to the Nuveen funds, including working remotely. In this regard, the Board noted the ability of the Adviser and the various sub-advisers to the Nuveen funds to provide continuously their services notwithstanding the significant disruptions caused by the pandemic. In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.

The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board also considered the structure of investment personnel compensation programs and whether this structure provides appropriate incentives to act in the best interests of the respective Nuveen funds. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2020 (or for shorter periods available to the extent a Fund was not in existence during such periods) as well as performance data periods ending nearer to the May Meeting, including the quarter, one-, three- and five-year periods ending March 31, 2021 and May 14, 2021 (or for shorter periods available to the extent a Fund was not in existence during such periods). The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.

In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers since 2018 or significant changes, among other things, to their investment strategies or policies since 2019, the Board reviewed certain performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) as well as differences in the composition of the Performance Peer Group over time will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high.

The Board also evaluated performance in light of various relevant factors, including, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board recognized the significant market decline in the early part of 2020 in connection with, among other things, the impact of the COVID-19 pandemic and that such a period of underperformance and market volatility may significantly weigh on the longer term performance results. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.

The Board’s determinations with respect to each Fund are summarized below.

For Nuveen Global Infrastructure Fund (the “Global Infrastructure Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2020. The Fund also ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2020 and second quartile for the three-year period ended December 31, 2020. Although the Fund’s performance was below the performance of its benchmark for the one-year period ended March 31, 2021, the Fund outperformed its benchmark for the three- and five-year periods ended March 31, 2021. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and third quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2021. In addition, for the periods ended May 14, 2021, while the Fund’s performance was below the performance of its benchmark for the one-year period, the Fund outperformed its benchmark for the three- and five-year periods. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended May 14, 2021. Based on its review, the Board was satisfied with the Fund’s overall performance.

For Nuveen Global Real Estate Securities Fund (the “Global Real Estate Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2020. Although the Fund’s performance was below the performance of its benchmark for the one-year period ended March 31, 2021, the Fund outperformed its benchmark for the three-year period ended March 31, 2021. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and first quartile of its Performance Peer Group for the three-year period ended March 31, 2021. For the periods ended May 14, 2021, the

Fund’s performance was below the performance of its benchmark for the one-year period, but the Fund outperformed its benchmark for the three-year period. Further, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and the first quartile for the three-year period ended May 14, 2021. Based on its review, the Board was satisfied with the Fund’s overall performance.

For Nuveen Real Asset Income Fund (the “Real Asset Fund”), the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2020 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2020, the Fund ranked in the second quartile of its Performance Peer Group for the three-year period and first quartile for the five-year period ended December 31, 2020. Although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended March 31, 2021, the Fund outperformed its blended benchmark for the one-year period ended March 31, 2021 and ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2021. For the periods ended May 14, 2021, while the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods. Based on its review, the Board was satisfied with the Fund’s overall performance.

For Nuveen Real Estate Securities Fund (the “Real Estate Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2020, the Fund outperformed its benchmark for the one-year period ended December 31, 2020. The Fund further ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2020. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2021, the Fund ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2021. For the periods ended May 14, 2021, the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods and the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and fourth quartile for the five-year period. Based on its review, the Board was satisfied with the Fund’s overall performance.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of each fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.

In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the Real Estate Fund, and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.

In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $58.4 million and fund-level breakpoints reduced fees by approximately $69.6 million in 2020. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.2 million in fees for shareholders in 2020.

With respect to the Sub-Adviser, the Board also considered the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund, the breakpoint schedule and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Independent Board Members noted that (a) the Global Infrastructure Fund had a net management fee that was in line with the peer average and a net expense ratio that was below the peer average; (b) the Global Real Estate Fund had a net management fee and a net expense ratio

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

that were below the respective peer averages (and the Global Real Estate Fund did not incur a management fee after fee waivers and expense reimbursements for the last fiscal year); (c) the Real Asset Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was below the peer average; and (d) the Real Estate Fund had a net management fee that was slightly higher than the peer average and a net expense ratio that was higher than the peer average. The Independent Board Members noted that the Adviser had agreed to implement a temporary expense cap for the Real Estate Fund that will be in effect through July 31, 2023.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include retail and institutional managed accounts advised by the Sub-Adviser; hedge funds managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised certain exchange-traded funds (“ETFs”) sponsored by Nuveen.

The Board recognized that each Fund had an affiliated sub-adviser and, with respect to affiliated sub-advisers, reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee) and foreign investment companies offered by Nuveen. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.

In considering the fee data of other clients, the Board recognized, among other things, the differences in the amount, type and level of services provided to the Nuveen funds relative to other clients as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to the other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Further, with respect to ETFs, the Board considered that Nuveen ETFs were passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between the Nuveen ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.

3. Profitability of Fund Advisers

In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2020 and 2019. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax and excluding distribution) from Nuveen funds only; revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen for fund advisory services; and comparative profitability data comparing the operating margins of Nuveen compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. In reviewing the peer comparison data, the Independent Board Members noted that Nuveen Investments, Inc.’s operating margins were on the low range compared to the total company adjusted operating margins of the peers. The Board also reviewed the revenues and expenses the Adviser derived from its ETF product line for the 2019 and 2020 calendar years.

In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide expenses to the Nuveen complex and its affiliates and to further allocate such Nuveen complex expenses between the Nuveen fund and non-fund businesses. Generally, fund-specific expenses are allocated to the Nuveen funds and partial fund-related expenses and/or corporate overhead and shared costs (such as legal and compliance, accounting and finance, information technology and human resources and office services) are partially attributed to the funds pursuant to cost allocation methodologies. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2020, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments, Inc. compared to the firm-wide adjusted margins of the peers for each calendar year from 2010 to 2020. The Board had also appointed three

Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and any proposed changes to the cost allocation methodology prior to incorporating any such changes and to report to the full Board. The Board recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between 2019 and 2020. The Board also noted the reinvestments Nuveen and/or its parent made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to information technology, portfolio accounting systems and the global trading platform.

In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments, Inc. were in the lower half of the peer group range; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2020 and 2019 calendar years to consider the financial strength of TIAA. The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility as experienced with the COVID-19 pandemic.

In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2020 and the pre- and post-tax revenue margins from 2020 and 2019.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board noted that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. In the calculation of the complex-level component, the Board noted that it had approved the acquisition of several Nuveen funds by similar TIAA-CREF funds in 2019. However, to mitigate the loss of the assets of these Nuveen funds deemed eligible to be included in the calculation of the complex-wide fee when these Nuveen funds left the complex upon acquisition, Nuveen agreed to credit approximately $604.5 million to assets under management to the Nuveen complex in calculating the complex-wide component.

In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2019 and 2020), including the temporary expense caps applicable to the Funds.

The Independent Board Members also recognized the Adviser’s continued reinvestment in its business through various initiatives including maintaining a seed account available for investments into Nuveen funds and investing in its internal infrastructure, information technology and other systems that will, among other things, consolidate and enhance accounting systems, integrate technology platforms to support growth and efficient data processing, and further develop its global trading platform to enhance the investment process for the investment teams.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that, subject to certain exceptions, the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the Board reviewed the amount retained by the Adviser’s affiliate. In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board also noted that the benefits for sub-advisers transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Notes

Notes

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professionals, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com	MSA-FREGIF-0621D 1739041-INV-B-08/22

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: September 2, 2021

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: September 2, 2021